UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22061

Name of Fund: BlackRock Funds II

AMT-Free Municipal Bond Portfolio

Delaware Municipal Bond Portfolio

Kentucky Municipal Bond Portfolio

Ohio Municipal Bond Portfolio

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive Officer, BlackRock Funds II, 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 06/30/2009

Date of reporting period: 12/31/2008

Item 1	–	Report to Stockholders

EQUITIES    FIXED INCOME    REAL ESTATE    LIQUIDITY    ALTERNATIVES    BLACKROCK SOLUTIONS

BlackRock Funds II

SEMI-ANNUAL REPORT | DECEMBER 31, 2008 (UNAUDITED)

BlackRock AMT-Free Municipal Bond Portfolio

BlackRock Ohio Municipal Bond Portfolio

BlackRock Delaware Municipal Bond Portfolio

BlackRock Kentucky Municipal Bond Portfolio

NOT FDIC INSURED

MAY LOSE VALUE

NO BANK GUARANTEE

2	SEMI-ANNUAL REPORT	DECEMBER 31, 2008

A Letter to Shareholders

Dear Shareholder

The present time may well be remembered as one of the most tumultuous periods in financial market history. Over the past year, the bursting of the housing bubble and the resultant credit crisis swelled into an all-out global financial market meltdown that featured the collapse of storied financial firms, volatile swings in the world’s financial markets and monumental government responses designed to prop up the economy and stabilize the financial system.

The US economy appeared relatively resilient through the first half of 2008, when rising food and energy prices stoked fears of inflation. The tenor changed dramatically in the second half, as inflationary pressure subsided amid plummeting oil prices, while economic pressures escalated in the midst of a rapid deterioration in consumer spending, employment and other key indicators. By period-end, the National Bureau of Economic Research had confirmed what most already knew — the United States was in a recession, which officially began in December 2007. The Federal Reserve Board (the “Fed”), after slashing interest rates aggressively in the early months of the year, resumed that rate-cutting campaign in the fall, with the final reduction in December bringing the target federal funds rate to a record low range of between zero and 0.25%. Importantly, the central bank pledged that future policy moves to revive the global economy and financial markets would comprise primarily of nontraditional and quantitative easing measures, such as capital injections, lending programs and government guarantees.

Against this backdrop, US equity markets experienced intense volatility, with periods of downward pressure punctuated by sharp rebounds. Declines were significant and broad-based, though smaller cap stocks posted somewhat better relative performance. Non-US stocks started off the year stronger, but quickly lost ground as the credit crisis revealed itself to be global in nature and as the global economy turned south. Overall, domestic equities notched better results than non-US equities, reversing the prior years’ trend of international equity outperformance.

In fixed income markets, investors shunned risky assets and sought the safety and liquidity of US Treasury issues. Prices soared, while yields fell to record lows, with the Treasury sector topping all other asset classes over the reporting period. Amid spillover from historic events in the financial sector, municipals contended with fewer market participants, lack of liquidity, a challenging funding environment and a backlog of new-issue supply, all of which contributed to the sector’s underperformance relative to taxable issues. At the same time, economic turmoil combined with dislocated credit markets and substantial technical pressures resulted in the worst year on record for the high yield market.

In all, an investor flight to safety prevailed, as evidenced in the six- and 12-month returns of the major benchmark indexes:

Total Returns as of December 31, 2008	6-month	12-month
US equities (S&P 500 Index)	(28.48)%	(37.00)%
Small cap US equities (Russell 2000 Index)	(26.94)	(33.79)
International equities (MSCI Europe, Australasia, Far East Index)	(36.41)	(43.38)
US Treasury securities (Merrill Lynch 10-Year US Treasury Index)	17.70	20.06
Taxable fixed income (Barclays Capital US Aggregate Index*)	4.07	5.24
Tax-exempt fixed income (Barclays Capital Municipal Bond Index*)	(2.49)	(2.47)
High yield bonds (Barclays Capital US Corporate High Yield 2% Issuer Capped Index*)	(25.07)	(25.88)

*	Formerly a Lehman Brothers index.

Past performance is no guarantee of future results. Index performance shown for illustrative purposes only. You cannot invest directly in an index.

Through periods of market turbulence, as ever, BlackRock’s full resources are dedicated to the management of our clients’ assets. For our most current views on the economy and financial markets, we invite you to visit www.blackrock.com/funds. As always, we thank you for entrusting BlackRock with your investments, and we look forward to continuing to serve you in the months and years ahead.

Sincerely,

Rob Kapito
President, BlackRock Advisors, LLC

THIS PAGE NOT PART OF YOUR FUND REPORT

3

Portfolio Summary	AMT-Free Municipal Bond Portfolio

Portfolio Management Commentary

How did the Portfolio perform?

•	The Portfolio underperformed the Barclays Capital Municipal Bond Index, but outperformed the Lipper General Municipal Debt Funds category average for the six-month period.

What factors influenced performance?

•

In keeping with its investment mandate, the Portfolio lacked exposure to alternative minimum tax (AMT) municipals, which benefited results relative to the Lipper peer group given the dramatic widening in spreads during the reporting period. In addition, the Portfolio benefited from having a slightly-below-median duration relative to its Lipper peer group, which protected its net asset value (NAV) as rates generally rose over the six months.

•	Negatively influencing performance was the Portfolio’s exposure to spread product and the continued devaluation of any securities with weaker underlying ratings and monoline insurer wraps.

Describe recent Portfolio activity.

•

The Portfolio maintained an unusually high cash equivalent reserve position during the six months, which provided liquidity needed to participate in very attractive offerings issued by municipalities in the primary market, as well as to handle year-end cash flow needs. To raise cash for new purchases, we sold low duration structures with earlier maturity dates and pre-refunded securities. New issues in the primary market near year-end offered attractive coupon structures that had not been available in the primary market for the past five to 10 years. In order to maintain the large reserve without damaging the Portfolio’s relative yield performance, we employed higher-yielding, out-of-favor variable rate demand notes (VRDNs).

•

Forced unwinds on tender-option bonds, mutual fund redemptions and heavy supply caused a dramatic cheapening in municipals during November. The Portfolio’s manageable size and large cash reserve put it in a good position to take advantage of market volatility through opportunistic trades. During the period, we improved both the quality and structure of the Portfolio’s small allocation to inverse floater product.

Describe Portfolio positioning at period end.

•

At period-end, the Portfolio held a defensive position with respect to relative duration, as efforts to purchase new issues at year-end fell short of establishing a neutral position. Going forward, we are seeking pull-backs in the market, perhaps as new issuance builds in the new year, to add to duration, provided that municipals still offer good relative value.

•

The Portfolio’s cash equivalent reserve is still at a historically high level, representing approximately 8% of total assets. Its inverse floater exposure is below 2% of total assets, and we are very comfortable with the financing prospects and liquidity features for those holdings. Most significantly, a good portion of the Portfolio’s spread product was substantially reevaluated (lower in price) during the third quarter of 2008. However, we anticipate some performance to be recouped as these spreads are expected to tighten as the Federal Reserve’s efforts to stabilize the fixed income markets gain traction.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Portfolio Profile as of December 31, 2008

Sectors	Percent of Net Assets
City, County & State	21%
Transportation	18
Education	16
Hospital	12
Power	6
Lease Revenue	6
Water & Sewer	6
Housing	4
Tax Revenue	3
Industrial & Pollution Control	2
Other Assets in Excess of Liabilities	6

Credit Quality Allocation[1]	Percent of Long-Term Investments
AAA	38%
AA	26
A	21
BBB	10
Unrated	5

1	Using the higher of Standard & Poor’s (“S&P’s”) or Moody’s Investor Service (“Moody’s”) ratings.

Although the sectors and credit quality listed above were current as of the period indicated, the Portfolio is actively managed and its composition will vary.

4	SEMI-ANNUAL REPORT	DECEMBER 31, 2008

Total Return Based on a $10,000 Investment

1	Assuming maximum sales charge, if any, transaction costs and other operating expenses, including advisory fees. Institutional shares do not have a sales charge.

2	The performance of the Barclays Capital Municipal Bond Index (“Benchmark”) is presented for comparative purposes in response to requirements of the Securities and Exchange Commission. However, BlackRock believes that differences between the ways in which the Portfolio is managed and the Benchmark is constructed may make comparisons between the Portfolio and Benchmark performance less meaningful to investors. Therefore, the performance of the Lipper General Municipal Debt Funds is also presented.

3	The Portfolio invests primarily in bonds issued by or on behalf of states, possessions and territories of the United States, their political subdivisions and their agencies and authorities (and related tax-exempt derivative securities) the interest on which the fund management team believes is exempt from Federal income tax, including the Federal Alternative Minimum Tax (municipal securities).

4	This unmanaged index of municipal bonds with the following characteristics: minimum credit rating of Baa, outstanding par value of at least $5 million and issued as part of a transaction of at least $50 million. In addition, the bonds must have a dated-date after December 31, 1990 and must be at least one year from their maturity date.

5	A fund that invests primarily in municipal debt issues in the top four credit ratings.

Performance Summary for the Period Ended December 31, 2008

			Average Annual Total Returns[6]
			1 Year		5 Years		10 Years
	Standardized 30-Day Yields	6-Month Total Returns	w/o sales charge	w/ sales charge	w/o sales charge	w/ sales charge	w/o sales charge	w/ sales charge
BlackRock	5.86%	(4.53)%	(4.11)%	N/A	1.62%	N/A	3.05%	N/A
Institutional	5.83	(4.55)	(4.13)	N/A	1.54	N/A	2.93	N/A
Service	5.54	(4.69)	(4.49)	N/A	1.23	N/A	2.61	N/A
Investor A	5.32	(4.59)	(4.42)	(8.46)%	1.24	0.36%	2.54	2.09%
Investor B	5.49	(4.71)	(4.55)	(8.66)	0.73	0.39	2.00	2.00
Investor C	4.81	(5.04)	(5.22)	(6.13)	0.49	0.49	1.77	1.77
Barclays Capital Municipal Bond Index	—	(2.49)	(2.48)	N/A	2.71	N/A	4.26	N/A
Lipper General Municipal Debt Funds	—	(8.49)	(9.09)	N/A	0.53	N/A	2.44	N/A

6	Assuming maximum sales charges. Average annual returns with and without sales charges reflect reductions for distributions and service fees. See “About Portfolios’ Performance” on page 12 for a detailed description of share classes, including any related sales charges and fees. N/A - Not applicable as share class and index do not have a sales charge.

Past performance is not indicative of future results.

Expense Example

	Actual Expenses						Hypothetical Expenses (5% return before expenses)[9]
	BlackRock	Institutional	Service	Investor A	Investor B	Investor C	BlackRock	Institutional	Service	Investor A	Investor B	Investor C
Beginning Account Value (7/01/08)	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (Including Interest Expense and Fees) (12/31/08)	954.70	954.50	953.10	954.10	952.90	949.60	1,022.55	1,022.45	1,020.97	1,020.97	1,020.66	1,017.19
Expenses Paid During the Period (Including Interest Expense and Fees) (7/01/08 - 12/31/08)[7]	2.36	2.46	3.89	3.89	4.18	7.52	2.45	2.55	4.	03 4.03	4.34	7.81
Ending Account Value (Excluding Interest Expense and Fees) (12/31/08)	954.70	954.50	953.10	954.10	952.90	949.60	1,022.70	1,022.55	1,021.12	1,021.12	1,020.81	1,017.34
Expenses Paid During the Period (Excluding Interest Expense and Fees) (7/01/08 - 12/31/08)[8]	2.22	2.36	3.74	3.74	4.04	7.37	2.30	2.45	3.88	3.88	4.19	7.66

7	For each class of the Portfolio, expenses are equal to the annualized expense ratio for the class (0.48% for BlackRock, 0.50% for Institutional, 0.79% for Service, 0.79% for Investor A, 0.85% for Investor B and 1.53% for Investor C), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period shown).

8	For each class of the Portfolio, expenses are equal to the annualized expense ratio for the class (0.45% for BlackRock, 0.48% for Institutional, 0.76% for Service, 0.76% for Investor A, 0.82% for Investor B and 1.50% for Investor C), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period shown).

9	Hypothetical 5% annual return before expenses is calculated by pro-rating the number of days in the most recent fiscal half year divided by 365. See “Disclosure of Expenses” on page 13 for further information on how expenses were calculated.

SEMI-ANNUAL REPORT	DECEMBER 31, 2008	5

Portfolio Summary	Ohio Municipal Bond Portfolio

Portfolio Management Commentary

How did the Portfolio perform?

•

The Portfolio underperformed the benchmark Barclays Capital Municipal Bond Index, but outperformed its Lipper Ohio Municipal Debt Funds category average for the six-month period. Whereas the Barclays Index measures the performance of municipal bonds nationally, the Lipper category consists of funds that limit their investment to those securities exempt from taxation in Ohio.

What factors influenced performance?

•

Exposure to the long end of the municipal yield curve, which underperformed as interest rates rose and the curve steepened, detracted from the Portfolio’s performance over the six months. Additionally, broader illiquidity and weakness in the marketplace prevented management from adding to the Portfolio’s defensive position and diversifying its holdings.

•	Aiding performance were the Portfolio’s above-average yield and modestly defensive position, which limited its sensitivity to interest rate moves.

Describe recent Portfolio activity.

•

Market declines for the period precipitated a rise in the Portfolio’s interest rate sensitivity (duration). While overall turnover remained low, we did selectively purchase new issues to increase income by targeting higher-coupon bonds without compromising credit quality. Additionally, we raised cash by opportunistically selling some shorter duration bonds in order to manage year-end fund redemptions and provide the flexibility to take advantage of opportunities in the new year.

Describe Portfolio positioning at period end.

•	At period-end, the Portfolio was positioned defensively, with a high level of cash to invest as opportunities to pick up income, diversify and increase credit quality are presented.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Portfolio Profile as of December 31, 2008

Sectors	Percent of Net Assets
Education	30%
City, County & State	21
Transportation	8
Water & Sewer	8
Lease Revenue	6
Hospital	6
Housing	6
Power	3
Industrial & Pollution Control	3
Tobacco	1
Tax Revenue	1
Other Assets in Excess of Liabilities	7

Credit Quality Allocation[1]	Percent of Long-Term Investments
AAA	27%
AA	33
A	14
BBB	23
Unrated	3

1	Using the higher of S&P’s or Moody’s ratings.

Although the sectors and credit quality listed above were current as of the period indicated, the Portfolio is actively managed and its composition will vary.

6	SEMI-ANNUAL REPORT	DECEMBER 31, 2008

Total Return Based on a $10,000 Investment

1	Assuming maximum sales charge, if any, transaction costs and other operating expenses, including advisory fees. Institutional shares do not have a sales charge.

2	The performance of the Barclays Capital Municipal Bond Index (“Benchmark”) is presented for comparative purposes in response to requirements of the Securities and Exchange Commission. However, BlackRock believes that differences between the ways in which the Portfolio is managed and the Benchmark is constructed may make comparisons between the Portfolio and Benchmark performance less meaningful to investors. Therefore, the performance of the Lipper Ohio Municipal Debt Funds is also presented.

3	The Portfolio invests primarily in bonds issued by or on behalf of states, possessions and territories of the United States, their political subdivisions and their agencies and authorities (and relaxed tax-exempt derivative securities) the interest on which the fund management team believes is exempt from Federal income tax and Ohio state income tax (municipal securities).

4	This unmanaged index of municipal bonds with the following characteristics: minimum credit rating of Baa, outstanding par value of at least $5 million and issued as part of a transaction of at least $50 million. In addition, the bonds must have a dated-date after December 31, 1990 and must be at least one year from their maturity date.

5	A fund that limits its assets to those securities that are exempt from taxation in Ohio (double tax-exempt) or a city in Ohio (triple tax-exempt).

Performance Summary for the Period Ended December 31, 2008

			Average Annual Total Returns[6]
			1 Year		5 Years		10 Years
	Standardized 30-Day Yields	6-Month Total Returns	w/o sales charge	w/ sales charge	w/o sales charge	w/ sales charge	w/o sales charge	w/ sales charge
Institutional	4.98%	(3.41)%	(3.75)%	N/A	1.86%	N/A	3.63%	N/A
Service	4.68	(3.55)	(4.03)	N/A	1.56	N/A	3.33	N/A
Investor A	4.52	(3.63)	(4.00)	(8.09)%	1.53	0.66%	3.22	2.77%
Investor B	3.86	(4.04)	(4.80)	(8.94)	0.72	0.38	2.68	2.68
Investor C	3.92	(4.03)	(4.88)	(5.80)	0.71	0.71	2.42	2.42
Barclays Capital Municipal Bond Index	—	(2.49)	(2.48)	N/A	2.71	N/A	4.26	N/A
Lipper Ohio Municipal Debt Funds	—	(6.04)	(6.91)	N/A	1.65	N/A	3.15	N/A

6	Assuming maximum sales charges. Average annual returns with and without sales charges reflect reductions for distributions and service fees. See “About Portfolios’ Performance” on page 12 for a detailed description of share classes, including any related sales charges and fees. N/A - Not applicable as share class and index do not have a sales charge.

Past performance is not indicative of future results.

Expense Example

	Actual Expenses					Hypothetical Expenses (5% return before expenses)[9]
	Institutional	Service	Investor A	Investor B	Investor C	Institutional	Service	Investor A	Investor B	Investor C
Beginning Account Value (7/01/08)	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (Including Interest Expense and Fees) (12/31/08)	965.90	964.50	963.70	959.60	959.70	1,021.94	1,020.41	1,020.66	1,016.32	1,016.48
Expenses Paid During the Period (Including Interest Expense and Fees) (7/01/08 - 12/31/08)[7]	2.97	4.46	4.21	8.40	8.25	3.06	4.59	4.34	8.68	8.52
Ending Account Value (Excluding Interest Expense and Fees) (12/31/08)	965.90	964.50	963.70	959.60	959.70	1,021.94	1,020.41	1,020.66	1,016.32	1,016.48
Expenses Paid During the Period (Excluding Interest Expense and Fees) (7/01/08 - 12/31/08)[8]	2.97	4.46	4.21	8.40	8.25	3.06	4.59	4.34	8.68	8.52

7	For each class of the Portfolio, expenses are equal to the annualized expense ratio for the class (0.60% for Institutional, 0.90% for Service, 0.85% for Investor A, 1.70% for Investor B and 1.67% for Investor C), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period shown).

8	For each class of the Portfolio, expenses are equal to the annualized expense ratio for the class (0.60% for Institutional, 0.90% for Service, 0.85% for Investor A, 1.70% for Investor B and 1.67% for Investor C), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period shown).

9	Hypothetical 5% annual return before expenses is calculated by pro-rating the number of days in the most recent fiscal half year divided by 365. See “Disclosure of Expenses” on page 13 for further information on how expenses were calculated.

SEMI-ANNUAL REPORT	DECEMBER 31, 2008	7

Portfolio Summary	Delaware Municipal Bond Portfolio

Portfolio Management Commentary

How did the Portfolio perform?

•

The Portfolio underperformed the benchmark Barclays Capital Municipal Bond Index, but outperformed its Lipper Other States Municipal Debt Funds category average for the six-month period. While the Barclays Index measures the performance of municipal bonds nationally, the Lipper category consists of funds that invest in municipal debt issues with dollar-weighted average maturities of five to ten years and that are exempt from taxation on a specified city or state basis.

What factors influenced performance?

•

Overall, the lack of new issuance, limited secondary trading and issuer diversity in the state restricted opportunities available to the Portfolio. This was the primary detractor from performance during the reporting period.

•

Market declines for the period precipitated a rise in the Portfolio’s interest rate sensitivity (duration). An above-average yield benefited the Portfolio’s performance relative to its Lipper peer group, as did a modestly defensive positioning. We sold longer-maturity bonds opportunistically throughout the period to maintain the Portfolio’s defensive posture. Additionally, we avoided new issues in anticipation of further market weakness.

Describe recent Portfolio activity.

•

Portfolio activity was relatively muted during the six months. Turnover remained extremely low as Delaware-specific issuance and secondary activity is limited in normal trading environments. This fact has only been exaggerated given the broader illiquidity and weakness in the marketplace. We did raise cash by opportunistically selling some shorter duration bonds in order to manage year-end fund redemptions and provide the flexibility to take advantage of opportunities in the new year.

Describe Portfolio positioning at period end.

•	At period-end, the Portfolio is positioned defensively, with low levels of cash. Despite an improved funding environment, the Portfolio continues to be without leverage.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Portfolio Profile as of December 31, 2008

Sectors	Percent of Net Assets
City, County & State	21%
Lease Revenue	19
Power	12
Transportation	12
Hospital	11
Housing	11
Industrial & Pollution Control	4
Education	2
Water & Sewer	2
Tax Revenue	1
Other Assets in Excess of Liabilities	5

Credit Quality Allocation[1]	Percent of Long-Term Investments
AAA	42%
AA	14
A	18
BBB	20
Less than BBB	3
Unrated	3

1	Using the higher of S&P’s or Moody’s ratings.

Although the sectors and credit quality listed above were current as of the period indicated, the Portfolio is actively managed and its composition will vary.

8	SEMI-ANNUAL REPORT	DECEMBER 31, 2008

Total Return Based on a $10,000 Investment

1	Assuming maximum sales charge, if any, transaction costs and other operating expenses, including advisory fees. Institutional shares do not have a sales charge.

2	The performance for the Barclays Capital Municipal Bond Index (“Benchmark”) is presented for comparative purposes in response to requirements of the Securities and Exchange Commission. However, BlackRock believes that differences between the ways in which the Portfolio is managed and the Benchmark is constructed may make comparisons between the Portfolio and Benchmark performance less meaningful to investors. Therefore, the performance of the Lipper Other States Municipal Debt Funds is also presented.

3	The Portfolio invests primarily in bonds issued by or on behalf of states, possessions and territories of the United States, their political subdivisions and their agencies and authorities (and relaxed tax-exempt derivative securities) the interest on which the fund management team believes is exempt from Federal income tax and Delaware state income tax (municipal securities).

4	This unmanaged index of municipal bonds with the following characteristics: minimum credit rating of Baa, outstanding par value of at least $5 million and issued as part of a transaction of at least $50 million. In addition, the bonds must have a dated-date after December 31, 1990 and must be at least one year from their maturity date.

5	A fund that invests in municipal debt issues that are exempt from taxation on a specified city or state basis.

Performance Summary for the Period Ended December 31, 2008

			Average Annual Total Returns[6]
			1 Year		5 Years		10 Years
	Standardized 30-Day Yields	6-Month Total Returns	w/o sales charge	w/ sales charge	w/o sales charge	w/ sales charge	w/o sales charge	w/ sales charge
Institutional	6.09%	(4.29)%	(4.39)%	N/A	1.57%	N/A	3.38%	N/A
Investor A	5.57	(4.42)	(4.75)	(8.79)%	1.21	0.34%	2.97	2.52%
Investor B	5.10	(4.75)	(5.31)	(9.42)	0.50	0.16	2.43	2.43
Investor C	5.10	(4.65)	(5.31)	(6.22)	0.50	0.50	2.23	2.23
Barclays Capital Municipal Bond Index	—	(2.49)	(2.48)	N/A	2.71	N/A	4.26	N/A
Lipper Other States Municipal Debt Funds	—	(7.49)	(8.05)	N/A	0.94	N/A	2.66	N/A

6	Assuming maximum sales charges. Average annual returns with and without sales charges reflect reductions for distributions and service fees. See “About Portfolios’ Performance” on page 12 for a detailed description of share classes, including any related sales charges and fees. N/A - Not applicable as share class and index do not have a sales charge.

Past performance is not indicative of future results.

Expense Example

	Actual Expenses				Hypothetical Expenses (5% return before expenses)[9]
	Institutional	Investor A	Investor B	Investor C	Institutional	Investor A	Investor B	Investor C
Beginning Account Value (7/01/08)	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (Including Interest Expense and Fees) (12/31/08)	957.10	955.80	952.50	953.50	1,021.53	1,020.15	1,016.58	1,016.58
Expenses Paid During the Period (Including Interest Expense and Fees) (7/01/08 - 12/31/08)[7]	3.35	4.68	8.12	8.12	3.47	4.85	8.42	8.42
Ending Account Value (Excluding Interest Expense and Fees) (12/31/08)	957.10	955.80	952.50	953.50	1,021.53	1,020.15	1,016.58	1,016.58
Expenses Paid During the Period (Excluding Interest Expense and Fees) (7/01/08 - 12/31/08)[8]	3.35	4.68	8.12	8.12	3.47	4.85	8.42	8.42

7	For each class of the Portfolio, expenses are equal to the annualized expense ratio for the class (0.68% for Institutional, 0.95% for Investor A, 1.65% for Investor B and 1.65% for Investor C), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period shown).

8	For each class of the Portfolio, expenses are equal to the annualized expense ratio for the class (0.68% for Institutional, 0.95% for Investor A, 1.65% for Investor B and 1.65% for Investor C), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period shown).

9	Hypothetical 5% annual return before expenses is calculated by pro-rating the number of days in the most recent fiscal half year divided by 365.

See “Disclosure of Expenses” on page 13 for further information on how expenses were calculated.

SEMI-ANNUAL REPORT	DECEMBER 31, 2008	9

Portfolio Summary	Kentucky Municipal Bond Portfolio

Portfolio Management Commentary

How did the Portfolio perform?

•

The Portfolio underperformed the Barclays Capital Municipal Bond Index, but outperformed its Lipper Other States Municipal Debt Funds (Kentucky only) category average for the six-month period. Whereas the Barclays Index measures the performance of municipal bonds nationally, the Lipper Kentucky subset consists of funds that invest in municipal debt issues that are exempt from taxation in Kentucky.

What factors influenced performance?

•

Exposure to the long end of the municipal yield curve, which underperformed as interest rates rose and the curve steepened, detracted from the Portfolio’s performance over the six months. Additionally, broader illiquidity and weakness in the marketplace prevented management from adding to the Portfolio’s defensive posture and diversifying its holdings.

•

Aiding performance were the Portfolio’s above-average yield and modestly defensive posture, which limited its sensitivity to interest rate moves. Additionally, the Portfolio continued to benefit from the sale of alternative minimum tax (AMT) housing bonds, as well as some shorter duration bonds, as spreads of municipal bonds subject to AMT widened significantly over the period.

Describe recent Portfolio activity.

•

Market declines for the period precipitated a rise in the Portfolio’s interest rate sensitivity (duration); however, the Portfolio was still neutral to shorter duration relative to the Lipper peers. While overall turnover was low, we did raise cash by opportunistically selling AMT housing bonds and some shorter duration bonds to manage year-end fund redemptions and to provide flexibility to take advantage of opportunities in the new year.

Describe Portfolio positioning at period end.

•	At period-end the Portfolio was positioned defensively, with moderate levels of cash to invest as opportunities to pick up income, diversify and increase credit quality are presented.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Portfolio Profile as of December 31, 2008

Sectors	Percent of Net Assets
City, County & State	26%
Transportation	19
Education	15
Water & Sewer	13
Hospital	8
Lease Revenue	6
Housing	6
Power	2
Industrial & Pollution Control	1
Other Assets in Excess of Liabilities	4

Credit Quality Allocation[1]	Percent of Long-Term Investments
AAA	42%
AA	31
A	17
BBB	10

1	Using the higher of S&P’s or Moody’s ratings.

Although the sectors and credit quality listed above were current as of the period indicated, the Portfolio is actively managed and its composition will vary.

10	SEMI-ANNUAL REPORT	DECEMBER 31, 2008

Total Return Based on a $10,000 Investment

1	Assuming maximum sales charge, if any, transaction costs and other operating expenses, including advisory fees. Institutional shares do not have a sales charge.

2	The performance of the Barclays Capital Municipal Bond Index (“Benchmark”) is presented for comparative purposes in response to requirements of the Securities and Exchange Commission. However, BlackRock believes that differences between the ways in which the Portfolio is managed and the Benchmark is constructed may make comparisons between the Portfolio and Benchmark performance less meaningful to investors. Therefore, the performance of the Lipper Other States Municipal Debt Funds (Kentucky only) is also presented.

3	The Portfolio invests primarily in bonds issued by or on behalf of states, possessions and territories of the United States, their political subdivisions and their agencies and authorities (and relaxed tax-exempt derivative securities) the interest on which the fund management team believes is exempt from Federal income tax and Kentucky state income tax (municipal securities).

4	This unmanaged index of municipal bonds with the following characteristics: minimum credit rating of Baa, outstanding par value of at least $5 million and issued as part of a transaction of at least $50 million. In addition, the bonds must have a dated-date after December 31, 1990 and must be at least one year from their maturity date.

5	A fund that invests in municipal debt issues that are exempt from taxation on a specified city or state basis.

Performance Summary for the Period Ended December 31, 2008

			Average Annual Total Returns[6]
			1 Year		5 Years		10 Years
	Standardized 30-Day Yields	6-Month Total Returns	w/o sales charge	w/ sales charge	w/o sales charge	w/ sales charge	w/o sales charge	w/ sales charge
Institutional	5.13%	(3.95)%	(4.29)%	N/A	1.56%	N/A	2.93%	N/A
Service	4.86	(3.96)	(4.45)	N/A	1.26	N/A	2.63	N/A
Investor A	4.66	(4.07)	(4.55)	(8.60)%	1.25	0.38%	2.52	2.08%
Investor B	4.15	(4.41)	(5.23)	(9.34)	0.49	0.15	1.99	1.99
Investor C	4.15	(4.41)	(5.22)	(6.13)	0.50	0.50	1.79	1.79
Barclays Capital Municipal Bond Index	—	(2.49)	(2.48)	N/A	2.71	N/A	4.26	N/A
Lipper Other States Municipal Debt Funds (Kentucky only)	—	(5.10)	(6.48)	N/A	1.18	N/A	2.68	N/A

6	Assuming maximum sales charges. Average annual returns with and without sales charges reflect reductions for distributions and service fees. See “About Portfolios’ Performance” on page 12 for a detailed description of share classes, including any related sales charges and fees. N/A - Not applicable as share class and index do not have a sales charge.

Past performance is not indicative of future results.

Expense Example

	Actual Expenses					Hypothetical Expenses (5% return before expenses)[9]
	Institutional	Service	Investor A	Investor B	Investor C	Institutional	Service	Investor A	Investor B	Investor C
Beginning Account Value (7/01/08)	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (Including Interest Expense and Fees) (12/31/08)	960.50	960.40	959.30	955.90	955.90	1,021.78	1,020.41	1,020.46	1,016.83	1,016.83
Expenses Paid During the Period (Including Interest Expense and Fees) (7/01/08 - 12/31/08)[7]	3.11	4.45	4.40	7.89	7.89	3.22	4.59	4.54	8.17	8.17
Ending Account Value (Excluding Interest Expense and Fees) (12/31/08)	960.50	960.40	959.30	955.90	955.90	1,021.78	1,020.41	1,020.46	1,016.83	1,016.83
Expenses Paid During the Period (Excluding Interest Expense and Fees) (7/01/08 - 12/31/08)[8]	3.11	4.45	4.40	7.89	7.89	3.22	4.59	4.54	8.17	8.17

7	For each class of the Portfolio, expenses are equal to the annualized expense ratio for the class (0.63% for Institutional, 0.90% for Service, 0.89% for Investor A, 1.60% for Investor B and 1.60% for Investor C), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period shown).

8	For each class of the Portfolio, expenses are equal to the annualized expense ratio for the class (0.63% for Institutional, 0.90% for Service, 0.89% for Investor A, 1.60% for Investor B and 1.60% for Investor C), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period shown).

9	Hypothetical 5% annual return before expenses is calculated by pro-rating the number of days in the most recent fiscal half year divided by 365.

See “Disclosure of Expenses” on page 13 for further information on how expenses were calculated.

SEMI-ANNUAL REPORT	DECEMBER 31, 2008	11

About Portfolios’ Performance

•

BlackRock and Institutional Shares are not subject to any sales charge (front-end load) or deferred sales charge. These shares bear no ongoing distribution or service fees and are available only to eligible investors.

•	Service Shares are not subject to any sales charge (front-end load) or deferred sales charge. These shares are subject to a service fee of 0.25% per year (but no distribution fee).

•	Investor A Shares incur a maximum initial sales charge (front-end load) of 4.25% and a service fee of 0.25% per year (but no distribution fee).

•

Investor B Shares are subject to a maximum contingent deferred sales charge of 4.50% declining to 0% after six years. In addition, these shares are subject to a distribution fee of 0.75% per year and a service fee of 0.25% per year. These shares automatically convert to Investor A Shares after approximately seven years. (There is no initial sales charge for automatic share conversions.) All returns for periods greater than seven years reflect this conversion.

•

Investor C Shares are subject to a 1.00% contingent deferred sales charge if redeemed within one year of purchase. In addition, these shares are subject to a distribution fee of 0.75% per year and a service fee of 0.25% per year.

Performance information reflects past performance and does not guarantee future results. Current performance may be lower or higher than the performance data quoted. Refer to www.blackrock.com/funds to obtain performance data current to the most recent month-end. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Figures shown in the performance tables on the previous pages assume reinvestment of all dividends and distributions, if any, at net asset value on the ex-dividend date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Dividends paid to each class of shares will vary because of the different levels of service, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.

The performance information on the previous pages includes information for each class of each Portfolio since the commencement of operations of such Portfolio, rather than the date such class was introduced. Performance information for each class introduced after the commencement of operations of a Portfolio is therefore based on the performance history of a predecessor class adjusted to reflect the class specific fees applicable to each class at the time of the launch of such share class. This information may be considered when assessing a Portfolio’s performance, but does not represent the actual performance of this share class.

Performance information is stated to reflect the current maximum front-end sales charge (in the case of Investor A Shares) or the maximum contingent deferred sales charge (in the case of Investor B and Investor C Shares), and assumes the reinvestment of dividends and distributions.

The performance information also reflects fee waivers and reimbursements that subsidize and reduce the total operating expenses of each Portfolio. The Portfolios’ returns would have been lower if there were no such waivers and reimbursements. BlackRock Advisors, LLC is under no obligation to waive or continue waiving its fees after February 1, 2010.

The performance information for the Lipper General Municipal Debt Funds, Lipper Ohio Municipal Debt Funds and Lipper Other States Municipal Debt Funds represents the average of the total returns reported by all of the mutual funds designated by Lipper, Inc. as falling into the respective category. These total returns are reported net of expenses and other fees that the Securities and Exchange Commission requires to be reflected in a mutual fund’s performance.

12	SEMI-ANNUAL REPORT	DECEMBER 31, 2008

Disclosure of Expenses

Shareholders of these Portfolios may incur the following charges: (a) expenses related to transactions, including sales charges and redemption fees; and (b) operating expenses, including advisory fees, service and distribution fees including 12b-1 fees, and other Portfolio expenses. The expense examples on the previous pages (which are based on a hypothetical investment of $1,000 invested on July 1, 2008 and held through December 31, 2008) are intended to assist shareholders both in calculating expenses based on an investment in the Portfolios and in comparing these expenses with similar costs of investing in other mutual funds.

The table provides information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their share class next to the heading entitled “Expenses Paid During the Period.”

The table also provides information about hypothetical account values and hypothetical expenses based on the Portfolios’ actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in these Portfolios and other funds, compare the 5% hypothetical example with the 5% hypothetical examples that appear in other funds’ shareholder reports.

The expenses shown in the table are intended to highlight shareholders’ ongoing costs only and do not reflect any transactional expenses, such as sales charges, redemption fees or exchange fees. Therefore, the hypothetical table is useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

The Benefits and Risks of Leveraging

The Portfolios may utilize leverage to seek to enhance the yield and NAV. However, these objectives cannot be achieved in all interest rate environments.

The Portfolios may leverage their assets through the use of tender option bond (“TOB”) programs, as described in Note 1 of the Notes to Financial Statements. TOB investments generally will provide the Portfolio with economic benefits in periods of declining short-term interest rates, but expose the Portfolio to risks during periods of rising short-term interest rates. Additionally, fluctuations in the market value of municipal securities deposited into the TOB trust may adversely affect the Portfolios’ NAVs per share. In general, the concept of leveraging is based on the premise that the cost of assets to be obtained from leverage will be based on short-term interest rates, which normally will be lower than the income earned by each Portfolio on its longer-term portfolio investments. To the extent that the total assets of each Portfolio (including the assets obtained from leverage) are invested in higher-yielding portfolio investments, each Portfolio’s shareholders will benefit from the incremental yield.

The use of leverage may enhance opportunities for increased returns to the Portfolio, but as described above, they also create risks as short- or long-term interest rates fluctuate. Leverage also will generally cause greater changes in a Portfolio’s NAV, market price and dividend rate than a comparable portfolio without leverage. If the income derived from securities purchased with assets received from leverage exceeds the cost of leverage, the Portfolio’s net income will be greater than if leverage had not been used. Conversely, if the income from the securities purchased is not sufficient to cover the cost of leverage, the Portfolio’s net income will be less than if leverage had not been used, and therefore the amount available for distribution to shareholders will be reduced. A Portfolio may be required to sell portfolio securities at inopportune times or below fair market values in order to comply with regulatory requirements applicable to the use of leverage or as required by the terms of leverage instruments which may cause a Portfolio to incur losses. The use of leverage may limit a Portfolio’s ability to invest in certain types of securities or use certain types of hedging strategies. A Portfolio will incur expenses in connection with the use of leverage, all of which are borne by Portfolio shareholders and may reduce investment returns.

Derivative Instruments

The Portfolios may invest in various derivative instruments, including futures contracts, and other instruments specified in the Notes to Financial Statements, which constitute forms of economic leverage. Such instruments are used to obtain exposure to a market without owning or taking physical custody of securities or to hedge market and/or interest rate risks. Such derivative instruments involve risks, including the imperfect correlation between the value of a derivative instrument and the underlying asset, possible default of the other party to the transaction and illiquidity of the derivative instrument. A Portfolio’s ability to successfully use a derivative instrument depends on the Advisor’s ability to accurately predict pertinent market movements, which cannot be assured. The use of derivative instruments may result in losses greater than if they had not been used, may require a Portfolio to sell or purchase portfolio securities at inopportune times or for prices other than current market values, may limit the amount of appreciation a Portfolio can realize on an investment or may cause a Portfolio to hold a security that it might otherwise sell. The Portfolios’ investments in these instruments are discussed in detail in the Notes to Financial Statements.

SEMI-ANNUAL REPORT	DECEMBER 31, 2008	13

Schedule of Investments December 31, 2008 (Unaudited)	AMT-Free Municipal Bond Portfolio
(Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds
Alabama — 0.4%
Tuscaloosa Special Care Facilities Financing Authority RB (CapStone Village Project) Series 2005A,
5.13%, 8/01/15(a)	$2,000	$1,463,160

Arizona — 0.2%
Pima County IDA Education RB (Arizona Charter School Project) Series 2007O,
5.25%, 7/01/31	1,285	770,178

California — 17.2%
Antelope Valley Healthcare District RB Series 2002A,
5.25%, 9/01/17	3,000	2,482,710
California GO Series 2008,
5.25%, 3/01/38	4,000	3,563,720
California Statewide Communities Development Authority RB (Catholic Healthcare West Project) Series 2008E,
5.50%, 7/01/31	2,250	1,812,060
Foothill Eastern Transportation Corridor Agency Toll Road RB Series 1999,
5.75%, 1/15/40	8,500	6,184,260
Los Angeles Community College District GO (2003 Election Project) Series 2006E (FSA Insured),
5.00%, 8/01/22	3,130	3,184,994
Los Angeles County Metropolitan Transportation Authority RB Series 1993A (Dexia Credit Local SBPA, MBIA Insured),
6.90%, 7/01/20(b)	15,000	15,000,000
Metropolitan Water District of Southern California Waterworks RB Series 2006B,
5.00%, 7/01/35	3,170	3,137,856
Palomar Pomerado Health GO Series 2007A (MBIA Insured),
5.13%, 8/01/37	4,630	4,464,987
Pittsburg Redevelopment Agency Tax Allocation (Los Medanos Community Project) Series 2008A,
6.50%, 9/01/28	2,000	1,885,680
San Francisco Community College District GO Series 2007B (FSA Insured),
5.00%, 6/15/31	10,000	9,583,200
Santa Clara County Financing Authority RB Series 2008L,
5.25%, 5/15/36	4,000	3,718,320
Stockton-East Water District COP Series 2002B (MBIA Insured, FGIC Insured),
7.43%, 4/01/28(c)	4,495	1,103,657

		56,121,444

Colorado — 0.3%
Colorado Health Facilities Authority RB (Catholic Health Initiatives Project) Series 2008D,
6.25%, 10/01/33	750	739,687
Colorado Health Facilities Authority RB (Christian Living Communities Project) Series 2006A,
5.75%, 1/01/37	550	301,158

		1,040,845

Florida — 14.1%
Alachua County Industrial Development RB (North Florida Retirement Village Income Project) Series 2007,
5.88%, 11/15/36	1,000	571,680
Ave Maria Stewardship Community Development District Special Assessment Series 2006,
4.80%, 11/01/12	1,000	819,600
Florida Board of Education GO Series 2000D,
5.75%, 6/01/22	7,800	8,058,570
Florida Board of Education GO Series 2008A,
5.38%, 6/01/33	4,000	4,001,400
Hillsborough County IDA RB (Tampa General Hospital Project) Series 2006,
5.25%, 10/01/41	6,000	3,896,580
Jacksonville RB Series 2007 (MBIA Insured),
5.00%, 10/01/32	5,845	5,176,975
JEA Bulk Power Supply System RB (Scherer 4 Project) Series 2008A,
6.00%, 10/01/37	2,000	2,035,760
Miami-Dade County GO (Building Better Communities Project) Series 2008B,
6.38%, 7/01/28	1,550	1,622,462
Miami-Dade County RB Series 2008C,
6.00%, 10/01/23	5,000	5,163,350
Orange County Health Facilities Authority RB (Orlando Lutheran Towers, Inc. Project) Series 2007,
5.50%, 7/01/32	1,250	721,050
Panther Trace II Community Development District Special Assessment Series 2006,
5.13%, 11/01/13	2,990	1,793,970
Riviera Beach Utility Special District Water & Sewer RB Series 2004 (MBIA Insured, FGIC Insured),
5.00%, 10/01/29	4,245	3,198,141
Sarasota County Health Facility Authority Retirement Facility Authority RB (Village on the Isle Project) Series 2007,
5.50%, 1/01/27	1,000	594,910
Tampa Water & Sewer RB Series 2002 (FSA Insured),
6.00%, 10/01/14	1,000	1,141,140
6.00%, 10/01/16	1,455	1,684,119

Portfolios Abbreviations

To simplify the listings of portfolio holdings in the Schedules of Investments, the names and descriptions of certain securities have been abbreviated according to the list on the right.	AMBAC	American Municipal Bond Assurance Corp.	HUD IDA	Housing and Urban Development Industrial Development Authority
	AMT	Alternative Minimum Tax (subject to)	ISD	Independent School District
	ACA-CBI	American Capital Access Corp. Certificate of Bond Insurance	MBIA PCRB	Municipal Bond Insurance Association Pollution Control Revenue Bonds
	BHAC-CR	BHAC Custodial Receipt	PSF-GTD	Permanent School Fund Guaranteed
	CIFG	CDC IXIS Financial Guaranty	RB	Revenue Bonds
	COP	Certificates of Participation	SBPA	Stand-by Bond Purchase
	FGIC	Financial Guaranty Insurance Co.		Agreements
	FSA	Financial Security Assurance	SO	Special Obligation
	GO	General Obligation Bonds	TCRS	Temporary Custodial Receipts

14	SEMI-ANNUAL REPORT	DECEMBER 31, 2008

Schedule of Investments (continued)	AMT-Free Municipal Bond Portfolio
(Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds
Florida (concluded)
Tampa-Hillborough County Expressway Authority RB Series 2005 (AMBAC Insured),
5.00%, 7/01/25	$5,000	$4,695,000
Tolomato Community Development District Special Assessment Series 2007,
6.45%, 5/01/23	1,500	993,015

		46,167,722

Georgia — 1.8%
Atlanta Airport Facilities RB Series 1994A (AMBAC Insured),
6.50%, 1/01/10	1,000	1,054,690
Forsyth County School District GO Series 1992,
6.70%, 7/01/12	825	882,717
Gainesville Redevelopment Authority Educational Facility RB (Riverside Military Academy Project) Series 2007,
5.13%, 3/01/27	1,440	865,800
Georgia Municipal Electric Authority Power RB (General Resolution Projects) Series 2008D,
6.00%, 1/01/23	2,000	2,089,780
Georgia Municipal Electric Authority Power RB Series 1993BB (GO of Participants Insured),
5.70%, 1/01/19	1,000	1,079,890

		5,972,877

Illinois — 4.6%
Chicago Motor Fuel Tax RB (Motor Fuel Tax Project) Series 2008A (Assured Guaranty Ltd. Insured),
5.00%, 1/01/38	5,000	4,599,050
Chicago Transit Authority RB (Federal Transit Administration Section 5309 Project) Series 2008A (Assured Guaranty Ltd. Insured),
6.00%, 6/01/26	2,575	2,745,233
Illinois Finance Authority RB (Advocate Health Care Network Project) Series 2008D,
6.50%, 11/01/38	1,100	1,084,193
Illinois Finance Authority RB (Sherman Health Systems Project) Series 2007A,
5.50%, 8/01/37	1,750	1,130,500
Illinois Finance Authority RB (University of Chicago Project) Series 2009B,
6.25%, 7/01/38	5,000	5,354,850

		14,913,826

Indiana — 0.5%
Indiana Health Facility Financing Authority Hospital RB (Methodist Hospital, Inc. Project) Series 2001,
5.50%, 9/15/31	1,320	888,202
Jasper County PCRB Series 1994C (MBIA Insured),
5.85%, 4/01/19	1,000	930,570

		1,818,772

Louisiana — 0.5%
Orleans Levee District RB (Public Improvement Project) Series 1986 (FSA Insured),
5.95%, 11/01/15	1,565	1,567,942

Maryland — 0.6%
Howard County Retirement RB (Vantage House Facility Project) Series 2007A,
5.25%, 4/01/27	2,000	1,179,240
Maryland Health & Higher Educational Facilities Authority RB (King Farm Presbyterian Retirement Community, Inc. Project) Series 2007B,
5.00%, 1/01/17	1,000	735,780

		1,915,020

Massachusetts — 1.6%
Massachusetts Development Finance Agency RB (Linden Ponds, Inc. Facility Project) Series 2007A,
5.75%, 11/15/35	1,000	487,600
Massachusetts School Building Authority Dedicated Sales Tax RB Series 2007A (AMBAC Insured),
5.00%, 8/15/37	5,000	4,751,800

		5,239,400

Michigan — 0.4%
Michigan Building Authority RB (Facilities Project) Series 2008I,
6.25%, 10/15/38	1,250	1,298,525

Minnesota — 0.3%
Minneapolis RB (Fairview Health Services Project) Series 2008A,
6.75%, 11/15/32	1,000	988,220

Multi-State — 4.8%
Centerline Equity Issuer Trust Series 1999,
6.63%, 6/30/09(d)(e)	3,000	3,036,960
Centerline Equity Issuer Trust Series 2000,
7.60%, 11/30/10(d)(e)	9,000	9,512,820
MuniMae Tax-Exempt Bond Subsidiary LLC Series 2000,
6.88%, 6/30/09(d)(e)	4,000	3,266,080

		15,815,860

Nebraska — 0.3%
Omaha Public Power District Electric RB Series 1992B,
6.15%, 2/01/12	1,000	1,065,880

Nevada — 2.0%
Henderson Health Care Facility RB (Catholic Healthcare West Project) Series 2007B,
5.25%, 7/01/31	9,000	6,421,410

New Jersey — 7.8%
Monmouth County Improvement Authority RB (Brookdale Community College Project) Series 2008 (County Guaranty),
6.00%, 8/01/38	3,600	3,792,780
New Jersey Health Care Facilities Financing Authority RB (Saint Barnabas Health Care Systems Project) Series 2006A,
5.00%, 7/01/29	2,575	1,735,035
New Jersey Highway Authority RB (Garden State Parkway Project) Series 1992,
6.20%, 1/01/10	4,535	4,661,028
New Jersey Housing & Mortgage Finance Agency RB Series 2008AA,
6.50%, 10/01/38	4,500	4,547,925

SEMI-ANNUAL REPORT	DECEMBER 31, 2008	15

Schedule of Investments (continued)	AMT-Free Municipal Bond Portfolio
(Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds
New Jersey (concluded)
New Jersey Transportation Trust Fund Authority RB (Transportation Systems Project) Series 2000A,
6.00%, 6/15/10(f)	$10,000	$10,701,800

		25,438,568

New York — 5.7%
Babylon Industrial Development Agency RB (Ogden Martin Project) Series 1998 (FSA Insured, JPMorgan Chase & Co. SBPA),
4.25%, 1/01/19(b)	4,175	4,175,000
Long Island Power Authority RB Series 2008A,
6.00%, 5/01/33	3,700	3,725,123
Metropolitan Transportation Authority RB Series 2008C,
6.50%, 11/15/28	4,300	4,487,351
New York City GO Series 2008E-1,
6.25%, 10/15/28	2,500	2,619,000
New York City Housing Development Corp. RB Series 2008M,
6.88%, 11/01/38	2,085	2,144,715
New York City Transitional Finance Authority Building Aid RB Series 2008S-1 (State Aid Withholding Insured),
5.00%, 1/15/34	1,775	1,659,181

		18,810,370

North Carolina — 1.2%
North Carolina Medical Care Commission Retirement Facility RB (The Forest of Duke, Inc. Project) Series 2007,
5.13%, 9/01/27	2,000	1,450,300
North Carolina Municipal Power Agency No. 1 RB (Catawba Electric Project) Series 1992 (MBIA Insured),
6.00%, 1/01/10	300	310,911
North Carolina Municipal Power Agency No. 1 RB (Catawba Electric Project) Series 1999B,
6.50%, 1/01/20	2,000	2,047,560

		3,808,771

Pennsylvania — 3.1%
Delaware Valley Regional Financial Authority Local Government RB Series 2002,
5.75%, 7/01/32	10,000	10,032,100

Puerto Rico — 5.0%
Commonwealth of Puerto Rico GO Series 2003C-7,
6.00%, 7/01/27	1,375	1,203,950
Commonwealth of Puerto Rico Infrastructure Financing Authority SO Series 2000A,
5.50%, 10/01/40	14,950	15,119,384

		16,323,334

Rhode Island — 0.1%
Rhode Island Health & Educational Building Corp. RB (Hospital Financing Lifespan Project) Series 1996,
5.50%, 5/15/16	200	195,760

South Carolina — 0.3%
South Carolina Jobs Economic Development Authority Health Facility RB (Episcopal Church Project) Series 2007,
5.00%, 4/01/24	1,500	1,040,850

Texas — 7.8%
Grand Prairie Independent School District GO Series 2000A (PSF-GTD Insured),
5.80%, 8/15/11(f)	4,925	5,445,425
Harris County Health Facilities Development Corp. RB (Memorial Hermann Healthcare System Project) Series 2008B,
7.13%, 12/01/31	1,500	1,509,930
7.25%, 12/01/35	500	505,585
Harris County Hospital District RB Series 2007A (MBIA Insured),
5.13%, 2/15/32	6,500	5,639,985
North Texas Tollway Authority RB Series 2008F,
6.12%, 1/01/31	10,000	8,902,400
Texas Water Financial Assistance GO Series 2000,
5.75%, 8/01/22	3,445	3,535,948

		25,539,273

Utah — 0.0%
Salt Lake City Hospital RB (IHC Health Services, Inc. Project) Series 1988A,
8.13%, 5/15/15	90	104,117

Virginia — 0.5%
Reynolds Crossing Community Development Authority Special Assessment (Reynolds Crossing Project) Series 2007,
5.10%, 3/01/21	1,000	777,890
Watkins Centre Community Development Authority RB Series 2007,
5.40%, 3/01/20	1,000	748,960

		1,526,850

Washington — 8.4%
Pierce County School District No. 416 GO (White River Project) Series 2000 (School Board Guaranty Insured),
6.00%, 12/01/10(f)	5,345	5,805,418
Snohomish County Public Utility District No. 1 RB Series 2002A-2 (Dexia Credit Local SBPA, FSA Insured),
4.50%, 12/01/19(b)	5,000	5,000,000
Washington GO Series 2000B,
6.00%, 1/01/10(f)	14,000	14,714,980
Washington Health Care Facilities Authority RB (Catholic Health Initiatives Project) Series 2008D,
6.38%, 10/01/36	2,000	1,975,400

		27,495,798

Total Municipal Bonds — 89.5%		292,896,872

Municipal Bonds Transferred to Tender Option Bond Trusts(g)
New York — 4.0%
New York Dormitory Authority Personal Income Tax RB Series 2008B,
5.75%, 3/15/36	3,000	3,078,900
New York Environmental Facilities Corp. Clean Water & Drinking RB (New York City Municipal Water Project) Series 2002K,
5.00%, 6/15/28	10,000	9,889,400

Total Municipal Bonds Transferred to Tender Option Bond Trusts — 4.0%		12,968,300

16	SEMI-ANNUAL REPORT	DECEMBER 31, 2008

Schedule of Investments (concluded)	AMT-Free Municipal Bond Portfolio
(Percentages shown are based on Net Assets)

	Par (000)	Value
Mortgage Pass-Through — 0.0%
Government National Mortgage Assoc. I,
6.00%, 11/15/31	$2	$2,509

Total Long-Term Investments (Cost — $326,255,525) — 93.5%		305,867,681

	Shares
Short-Term Securities
Merrill Lynch Institutional Tax-Exempt Fund,
1.24%(h)(i)	28,950,000	28,950,000
Wilmington Tax-Free Money Market Fund, 0.62%(i)	16,795	16,795

Total Short-Term Securities (Cost — $28,966,795) — 8.9%		28,966,795

Total Investments (Cost — $355,222,320*) — 102.4%		334,834,476
Liabilities in Excess of Other Assets — (0.2)%		(720,611)
Liability for Trust Certificates, Including Interest and Fees Payable — (2.2)%		(7,004,266)

Net Assets — 100.0%		$327,109,599

*	The cost and unrealized appreciation (depreciation) of investments as of December 31, 2008, as computed for federal income tax purposes, were as follows:

Aggregate cost	$347,572,875

Gross unrealized appreciation	$6,369,260
Gross unrealized depreciation	(19,107,659)

Net unrealized depreciation	$(12,738,399)

(a)	Issuer filed for bankruptcy and/or is in default of interest payments.

(b)	Variable rate security. Rate shown is as of report date.

(c)	Represents a zero coupon bond. Rate shown reflects the current yield as of report date.

(d)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(e)	Securities represent a beneficial interest in a trust. The collateral deposited into the trust is federally tax-exempt revenue bonds issued by various state or local governments, or their respective agencies or authorities. The security is subject to remarketing prior to its stated maturity, and is subject to mandatory redemption at maturity.

(f)	U.S. government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.

(g)	Security represents bonds transferred to a tender option bond trust in exchange for which the Portfolio acquired residual interest certificates. These securities serve as collateral in a financing transaction. See Note 1 to the Financial Statements for details of municipal bonds transferred to tender option bond trusts.

(h)	Investments in companies considered to be an affiliate of the Portfolio were as follows:

Affiliate	Net Activity		Dividend Income
Merrill Lynch Institutional Tax-Exempt Fund	$100,000	†	$227,382

†	Represents net purchase cost.

(i)	Represents current yield as of report date.

•

Effective July 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

•	Level 1 – price quotations in active markets/exchanges for identical securities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market –corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Portfolio’s own assumptions used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of December 31, 2008 in determining the fair valuation of the Portfolio’s investments:

Investments in Securities
Valuation Inputs	Assets
Level 1	$44,782,655
Level 2	290,051,821
Level 3	—

Total	$334,834,476

SEMI-ANNUAL REPORT	DECEMBER 31, 2008	17

Schedule of Investments December 31, 2008 (Unaudited)	Ohio Municipal Bond Portfolio
(Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds
Multi-State — 5.2%
City, County & State — 5.2%
Centerline Equity Issuer Trust Series 1999,
6.63%, 6/30/09(a)(b)	$1,000	$1,012,320

Centerline Equity Issuer Trust Series 2000,
7.60%, 11/30/10(a)(b)	1,000	1,056,980

MuniMae Tax-Exempt Bond Subsidiary LLC Series 2000,
6.88%, 6/30/09(a)(b)	2,000	1,633,040
7.75%, 11/01/10(a)(b)	2,000	1,508,080

		5,210,420

Ohio — 67.4%
City, County & State — 10.6%
Akron GO Series 2000 (FGIC-TCRS Insured),
5.50%, 12/01/10(c)	1,000	1,086,460

Brunswick GO Series 1994,
6.30%, 12/01/14	140	142,713

Cincinnati Economic Development RB (Madison Circle Project) Series 2008C,
5.00%, 11/01/32	1,750	1,595,493

Franklin County GO Series 2007,
5.00%, 12/01/31	1,500	1,501,005

Mason GO Series 2008,
4.25%, 12/01/27	1,000	882,270

New Albany Community Authority RB Series 2001B (AMBAC Insured),
5.13%, 10/01/21	2,750	2,752,063

Ohio Infrastructure Improvement GO Series 1997,
5.35%, 8/01/14	2,380	2,712,200

		10,672,204

Education — 30.0%
Cleveland State University General Receipts RB Series 2004 (FGIC Insured),
5.00%, 6/01/34	3,000	2,639,460

Cleveland State University General Receipts RB Series 2007A (FGIC Insured),
4.50%, 6/01/36	2,000	1,579,880

Fairfield School District GO Series 1994,
7.45%, 12/01/14	1,000	1,122,180

Mason School District GO Series 2005 (FGIC Insured),
5.00%, 12/01/15	3,000	3,315,930

Miamisburg School District GO Series 2008,
5.00%, 12/01/33	1,500	1,456,260

Monroe Local School District GO Series 2006 (AMBAC Insured),
5.50%, 12/01/25	1,835	1,978,130

Northwestern Local School District GO (Wayne & Ashland Counties Project) Series 1994 (FGIC Insured),
7.20%, 12/01/10	165	171,877

Ohio Higher Educational Facility Commission RB (Denison University Project) Series 2001,
5.13%, 11/01/11(c)	3,000	3,312,450

Ohio Higher Educational Facility Commission RB (University Hospital Health System Project) Series 2007A,
4.50%, 1/15/31	2,000	1,253,920

Ohio Higher Educational Facility RB (Case Western Reserve University Project) Series 2008C,
5.00%, 12/01/33	2,000	1,814,840

Ohio State University GO Series 2002A,
5.25%, 12/01/18	3,290	3,506,383

Olentangy Local School District GO (Construction & Improvement Project) Series 2008,
5.00%, 12/01/36	1,700	1,635,621

Pickerington Local School District Facilities RB (Construction & Improvement Project) Series 2001 (FGIC Insured),
5.25%, 12/01/11(c)	500	549,990

University of Cincinnati RB Series 2001A (FGIC Insured),
5.00%, 6/01/31	2,000	1,784,520

University of Toledo RB Series 2001 (FGIC Insured),
5.25%, 6/01/11(c)	1,195	1,297,173

West Muskingum Local School District Facilities GO (Construction & Improvement Project) Series 2003 (FGIC Insured),
5.00%, 12/01/24	3,000	2,925,930

		30,344,544

Hospital — 1.8%
Montgomery County RB (Catholic Health Initiatives Project) Series 2008D,
6.13%, 10/01/28	1,000	997,050

Scioto County RB (Southern Ohio Medical Center Project) Series 2008,
5.75%, 2/15/38	1,000	791,950

		1,789,000

Housing — 5.5%
Cuyahoga County Multi-Family RB Series 2002A AMT (Government National Mortgage Assoc. Collateralized Insured),
5.35%, 9/20/27	905	779,114

Ohio Housing Finance Agency Capital Fund RB Series 2007A (FSA Insured),
5.00%, 4/01/27	2,000	1,973,940

Ohio Housing Finance Agency RB (Wind River Project) Series 1997A AMT (Government National Mortgage Assoc. Collateralized Insured),
5.55%, 11/01/18	300	296,178

Ohio Housing Finance Agency RB Series 2008J (Government National Mortgage Assoc. Guaranty, Federal National Mortgage Assoc. Guaranty, Federal Home Loan Mortgage Corp. Credit Support),
6.13%, 9/01/28	2,500	2,505,825

		5,555,057

18	SEMI-ANNUAL REPORT	DECEMBER 31, 2008

Schedule of Investments (continued)	Ohio Municipal Bond Portfolio
(Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds
Ohio (Concluded)
Industrial & Pollution Control — 2.9%
Ohio Air Quality Development Authority RB (Dayton Power & Light Co. Project) Series 2006 AMT (BHAC-CR Insured, FGIC Insured),
4.80%, 9/01/36	$1,700	$1,269,849

Ohio Air Quality Development Authority RB (Ohio Power Project) Series 2008 AMT,
7.13%, 6/01/41(d)	1,000	998,520

Ohio Environment Improvement RB (USX Corp. Project) Series 1999,
5.63%, 5/01/29	1,000	668,340

		2,936,709

Power — 3.2%
American Municipal Power-Ohio, Inc. RB (Prairie State Energy Campus Project) Series 2008A,
5.25%, 2/15/25	1,500	1,493,445

Cleveland Public Power System RB Series 2008B-1,
5.00%, 11/15/38	2,000	1,730,960

		3,224,405

Tax Revenue — 0.9%
Hamilton County Sales Tax RB Series 2000B,
5.25%, 12/01/32	1,015	907,116

Tobacco — 0.9%
Buckeye Tobacco Settlement Financing Authority RB (Senior Current Interest Turbo Project) Series 2007A-2,
6.50%, 6/01/47	250	149,370
5.88%, 6/01/47	1,400	787,598

		936,968

Transportation — 3.9%
Greater Cleveland Regional Transportation Authority Capital Improvement GO Series 2001A (MBIA Insured),
5.13%, 12/01/11(c)	1,000	1,097,340

Scioto County RB (Marine Terminal Norfolk Southern Corp. Project) Series 1998,
5.30%, 8/15/13(d)	3,000	2,899,110

		3,996,450

Water & Sewer — 7.7%
Cincinnati Water System RB Series 2007B,
5.00%, 12/01/32	2,000	1,961,620

Columbus Sewerage System RB Series 2008A,
4.50%, 6/01/29	2,000	1,801,780
4.25%, 6/01/30	1,270	1,083,589

Hamilton County Sewer System RB Series 2005B,
5.00%, 12/01/16	2,720	2,973,885

		7,820,874

		68,183,327

Puerto Rico — 15.4%
City, County & State — 4.9%
Commonwealth of Puerto Rico GO Series 2002 (FGIC Insured),
5.50%, 7/01/11	5,000	4,925,150

Lease Revenue — 6.3%
Puerto Rico Commonwealth Infrastructure Financing Authority SO Series 2000A,
5.50%, 10/01/18	2,000	2,099,920
5.38%, 10/01/24	1,000	1,020,770

Puerto Rico Public Finance Corp. Commonwealth Appropriation RB Series 2002E,
5.50%, 2/01/12(c)	2,990	3,277,189

		6,397,879

Transportation — 4.2%
Puerto Rico Commonwealth Highway & Transportation Authority RB Series 1998,
5.00%, 7/01/18	5,000	4,289,550

		15,612,579

Total Municipal Bonds — 88.0%		89,006,326

Municipal Bonds Transferred to Tender Option Bond Trusts(e)
Ohio — 4.6%
Hospital — 4.6%
Montgomery County RB Series 2008-2938Z (FSA Insured),
5.00%, 10/01/41	2,000	1,627,648
Ohio Higher Educational Facilities Commission RB (Cleveland Clinic Health Project) Series 2008A,
5.25%, 1/01/33	3,400	2,976,394

Total Municipal Bonds Transferred to Tender Option Bond Trusts — 4.6%		4,604,042

Total Long-Term Investments (Cost — $98,493,609) — 92.6%		93,610,368

	Shares
Short-Term Securities
CMA Ohio Municipal Money Fund, 0.99%(f)(g)	9,206,372	9,206,372
Wilmington Tax-Free Money Market Fund, 0.62%(g)	26,397	26,397

Total Short-Term Securities (Cost — $9,232,769) — 9.1%		9,232,769

SEMI-ANNUAL REPORT	DECEMBER 31, 2008	19

Schedule of Investments (concluded)	Ohio Municipal Bond Portfolio
(Percentages shown are based on Net Assets)

Value
Total Investments (Cost — $107,726,378*) — 101.7%	$102,843,137
Other Assets in Excess of Liabilities — 1.0%	1,005,564
Liability for Trust Certificates, Including Interest and Fees Payable — (2.7)%	(2,735,814)

Net Assets — 100.0%	$101,112,887

*	The cost and unrealized appreciation (depreciation) of investments as of December 31, 2008, as computed for federal income tax purposes, were as follows:

Aggregate cost	$104,724,904

Gross unrealized appreciation	$2,035,593
Gross unrealized depreciation	(3,917,360)

Net unrealized depreciation	$(1,881,767)

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Securities represent a beneficial interest in a trust. The collateral deposited into the trust is federally tax-exempt revenue bonds issued by various state or local governments, or their respective agencies or authorities. The security is subject to remarketing prior to its stated maturity, and is subject to mandatory redemption at maturity.

(c)	U.S. government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.

(d)	Variable rate security. Rate shown is as of report date.

(e)	Security represents bonds transferred to a tender option bond trust in exchange for which the Portfolio acquired residual interest certificates. These securities serve as collateral in a financing transaction. See Note 1 to the Financial Statements for details of municipal bonds transferred to tender option bond trusts.

(f)	Investments in companies considered to be an affiliate of the Portfolio were as follows:

Affiliate	Net Activity		Dividend Income
CMA Ohio Municipal Money Fund	$4,214,186	†	$24,637

†	Represents net purchase cost.

(g)	Represents current yield as of report date.

•

Effective July 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

•	Level 1 – price quotations in active markets/exchanges for identical securities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market –corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Portfolio’s own assumptions used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of December 31, 2008 in determining the fair valuation of the Portfolio’s investments:

Investments in Securities
Valuation Inputs	Assets
Level 1	$14,443,189
Level 2	88,399,948
Level 3	—

Total	$102,843,137

20	SEMI-ANNUAL REPORT	DECEMBER 31, 2008

Schedule of Investments December 31, 2008 (Unaudited)	Delaware Municipal Bond Portfolio
(Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds
Delaware — 59.9%
City, County & State — 9.9%
Delaware GO Series 2005C,
5.00%, 3/01/23	$1,500	$1,589,970

Delaware River & Bay Authority RB Series 2003 (MBIA Insured),
5.25%, 1/01/13(a)	1,000	1,121,880

New Castle County GO Series 2007A,
5.00%, 7/15/24	2,000	2,065,780

		4,777,630

Education — 2.2%
Delaware Economic Development Authority RB (Delaware Technology Park University of Delaware Project) Series 2000 (AMBAC Insured),
6.00%, 2/01/10(a)	1,000	1,063,440

Hospital — 11.4%
Delaware Health Facilities Authority RB (Beebe Medical Center Project) Series 2004A,
5.50%, 6/01/24	1,000	749,670

Delaware Health Facilities Authority RB (Catholic Health East Project) Series 2003D,
5.13%, 11/15/24	1,750	1,470,928
5.25%, 11/15/28	2,225	1,787,943

Delaware Health Facilities Authority RB (Christiana Care Health Services Project) Series 2003 (AMBAC Insured),
5.25%, 10/01/12	1,500	1,493,325

		5,501,866

Housing — 10.9%
Delaware Economic Development Authority RB (First Mortgage Gilpin Project) Series 1998 (ACA-CBI Insured),
5.63%, 7/01/19	2,000	1,484,820

Delaware Housing Authority RB (Multi-Family Mortgage Project) Series 1992C (HUD Section 8 Insured),
7.38%, 1/01/15	1,275	1,140,921

Delaware Housing Authority RB (Multi-Family Mortgage Project) Series 2001A,
5.40%, 7/01/24	1,600	1,624,464

Delaware Housing Authority RB (Senior Single Family Mortgage Project) Series 2000A-1 AMT (MBIA Insured),
5.90%, 7/01/20	620	619,417

Delaware Housing Authority RB (Senior Single Family Mortgage Project) Series 2002A AMT (FSA Insured),
5.40%, 1/01/34	510	415,839

		5,285,461

Industrial & Pollution Control — 4.2%
Delaware Solid Waste Authority PCRB Series 2006 (MBIA Insured),
5.00%, 6/01/23	2,000	2,016,940

Power — 10.1%
Delaware Economic Development Authority PCRB (Delmarva Power Project) Series 2002B (AMBAC Insured),
5.20%, 2/01/19	1,000	937,840

Delaware Economic Development Authority RB (Delmarva Power Project) Series 2000D AMT,
5.65%, 7/01/28(b)	3,850	3,935,970

		4,873,810

Transportation — 9.2%
Delaware Transportation Authority Motor Fuel Tax RB Series 2008,
5.00%, 7/01/27	500	501,620

Delaware Transportation Authority Motor Fuel Tax RB Series 2008A,
4.38%, 7/01/28	2,000	1,762,600

Wilmington Parking Authority Guaranteed Parking RB Series 2002 (FSA Insured),
5.25%, 9/15/14	1,500	1,645,755
5.25%, 9/15/15	500	550,330

		4,460,305

Water & Sewer — 2.0%
Delaware Economic Development Authority RB (United Water Delaware, Inc. Project) Series 1995 AMT (AMBAC Insured),
6.20%, 6/01/25	1,000	952,120

		28,931,572

Multi-State — 10.8%
City, County & State — 10.8%
Centerline Equity Issuer Trust Series 1999,
6.63%, 6/30/09(c)(d)	1,000	1,012,320

Centerline Equity Issuer Trust Series 2000,
7.60%, 11/30/10(c)(d)	1,000	1,056,980

MuniMae Tax-Exempt Bond Subsidiary LLC Series 2000,
6.88%, 6/30/09(c)(d)	2,000	1,633,040
7.75%, 11/01/10(c)(d)	2,000	1,508,080

		5,210,420

Puerto Rico — 24.3%
Lease Revenue — 18.6%
Puerto Rico Commonwealth Infrastructure Financing Authority SO Series 2000A,
5.50%, 10/01/17	2,000	2,103,440
5.50%, 10/01/18	2,000	2,099,920
5.50%, 10/01/19	1,850	1,942,426
5.38%, 10/01/24	1,000	1,020,770

Puerto Rico Public Finance Corp. Commonwealth Appropriation RB Series 1998A (AMBAC Insured),
5.38%, 6/01/14	1,575	1,795,579

		8,962,135

SEMI-ANNUAL REPORT	DECEMBER 31, 2008	21

Schedule of Investments (concluded)	Delaware Municipal Bond Portfolio
(Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds
Puerto Rico (Concluded)
Power — 2.3%
Puerto Rico Electric Power Authority RB Series 2007TT,
5.00%, 7/01/32	$1,500	$1,123,155

Tax Revenue — 0.8%
Puerto Rico Sales Tax Financing Corp. RB Series 2007A,
5.25%, 8/01/49	500	397,915

Transportation — 2.6%
Puerto Rico Commonwealth Highway & Transportation Authority RB Series 2007CC,
5.50%, 7/01/31	1,000	809,120

Puerto Rico Commonwealth Highway & Transportation Authority RB Series 2007CC (FSA Insured),
5.25%, 7/01/36	500	415,425

		1,224,545

		11,707,750

Total Long-Term Investments (Cost — $48,992,748) — 95.0%		45,849,742

	Shares
Short-Term Securities
Merrill Lynch Institutional Tax-Exempt Fund,
1.24%(e)(f)	900,000	900,000
Wilmington Tax-Free Money Market Fund, 0.62%(f)	28,819	28,819

Total Short-Term Securities (Cost — $928,819) — 1.9%		928,819

Total Investments (Cost — $49,921,567*) — 96.9%		46,778,561
Other Assets in Excess of Liabilities — 3.1%		1,485,058

Net Assets — 100.0%		$48,263,619

*	The cost and unrealized appreciation (depreciation) of investments as of December 31, 2008, as computed for federal income tax purposes, were as follows:

Aggregate cost	$49,782,737

Gross unrealized appreciation	$948,198
Gross unrealized depreciation	(3,952,374)

Net unrealized depreciation	$(3,004,176)

(a)	U.S. government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.

(b)	Variable rate security. Rate shown is as of report date.

(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Securities represent a beneficial interest in a trust. The collateral deposited into the trust is federally tax-exempt revenue bonds issued by various state or local governments, or their respective agencies or authorities. The security is subject to remarketing prior to its stated maturity, and is subject to mandatory redemption at maturity.

(e)	Investments in companies considered to be an affiliate of the Portfolio were as follows:

Affiliate	Net Activity		Dividend Income
Merrill Lynch Institutional Tax-Exempt Fund	$2,000,000	†	$24,876

†	Represents net sales cost.

(f)	Represents current yield as of report date.

•

Effective July 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

•	Level 1 – price quotations in active markets/exchanges for identical securities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market –corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Portfolio’s own assumptions used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of December 31, 2008 in determining the fair valuation of the Portfolio’s investments:

Investments in Securities
Valuation Inputs	Assets
Level 1	$6,139,239
Level 2	40,639,322
Level 3	—

Total	$46,778,561

22	SEMI-ANNUAL REPORT	DECEMBER 31, 2008

Schedule of Investments December 31, 2008 (Unaudited)	Kentucky Municipal Bond Portfolio
(Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds
Kentucky — 77.5%
City, County & State — 15.4%
Bowling Green GO (Public Project) Series 2007 (MBIA Insured),
4.25%, 12/01/32	$2,255	$1,813,268

Christian County Public Courthouse Corp. Lease RB (Court Facilities Project) Series 2007 (AMBAC Insured),
4.00%, 8/01/17	1,135	1,165,872

Hopkins County GO (Detention Facilities Project) Series 2000 (FGIC Insured),
5.75%, 2/01/10(a)	1,800	1,909,368

Kentucky Property & Buildings Commission RB Series 2008,
5.38%, 11/01/23	3,000	3,058,290

Lexington-Fayette Urban County Government GO Series 2000A,
5.75%, 2/01/20	1,500	1,560,915

Taylor County GO (Detention Facilities Project) Series 2007 (CIFG Insured),
4.50%, 9/01/32	1,000	799,840

		10,307,553

Education — 15.1%
Boone County School District Finance Corp. RB (School Building Project) Series 2000B (FSA Insured),
5.38%, 8/01/10(a)	1,500	1,604,580

Bowling Green ISD Finance Corp. RB Series 2000,
5.75%, 1/01/18-1/01/20	2,185	2,266,523

Bullitt County School District Finance Corp. RB Series 2006 (FSA Insured),
4.13%, 12/01/24	1,300	1,093,612

Hardin County School District Finance Corp. RB (School Building Project) Series 2000,
5.50%, 2/01/10(a)	1,675	1,772,267

Jefferson County School District Finance Corp. RB (School Building Project) Series 1999A (FSA Insured),
5.25%, 1/01/14	2,000	2,054,020

Jefferson County School District Finance Corp. RB (School Building Project) Series 2006B (FSA Insured),
4.13%, 12/01/25	1,500	1,298,445

		10,089,447

Hospital — 7.6%
Kentucky Economic Development Finance Authority Health System RB (Norton Healthcare, Inc. Project) Series 2000A,
6.63%, 10/01/10(a)	1,370	1,498,355
6.63%, 10/01/28	380	321,226

Louisville & Jefferson County Metropolitan Government Health Facilities RB (Jewish Hospital & St. Mary’s Healthcare, Inc. Project) Series 2008,
6.13%, 2/01/37	1,000	811,180

Louisville & Jefferson County Metropolitan Government Health System RB (Norton Health Care, Inc. Project) Series 2006,
5.25%, 10/01/36	2,750	1,802,515

Warren County Hospital Facilities RB (Community Hospital Corp. Project) Series 2007A,
5.00%, 8/01/29	1,000	689,590

		5,122,866

Housing — 6.0%
Kenton County Public Properties Corp. RB (First Mortgage Court Facilities Project) Series 2007 (AMBAC Insured),
4.38%, 3/01/29	1,750	1,476,090

Kentucky Economic Development Finance Authority Multi-Family Housing RB (Christian Care Communities Project) Series 2005 (Government National Mortgage Assoc. Collateralized Insured),
5.38%, 11/20/35	1,745	1,580,830

Kentucky Housing Corp. Conduit Multi-Family Mortgage RB (Shalom Tower Project) Series 2006A AMT (Federal National Mortgage Assoc. Insured, Federal National Mortgage Assoc. SBPA),
4.70%, 12/01/41(b)	850	701,080

Kentucky Housing Corp. RB Series 2001F AMT (Federal National Mortgage Assoc. Collateralized Insured),
5.45%, 1/01/32	295	246,623

		4,004,623

Industrial & Pollution Control — 1.1%
Trimble County Environmental Facilities RB Series 2007 AMT (AMBAC Insured),
6.00%, 3/01/37	1,000	729,830

Lease Revenue — 1.5%
Kentucky Economic Development Finance Authority RB (Louisville Arena Project) Sub-Series 2008A-1 (Assured Guaranty Ltd. Insured),
6.00%, 12/01/33	1,000	979,690

Power — 1.6%
Frankfort Electric & Water Plant Board RB Series 1999 (AMBAC Insured),
5.60%, 12/01/19	1,045	1,059,223

Transportation — 15.9%
Kentucky Turnpike Authority Economic Development RB (Revitalization Project) Series 2001A (AMBAC Insured),
5.50%, 7/01/15	1,000	1,132,130

Kentucky Turnpike Authority Economic Development RB (Revitalization Projects) Series 2008A,
5.00%, 7/01/27-7/01/28	1,500	1,477,155

SEMI-ANNUAL REPORT	DECEMBER 31, 2008	23

Schedule of Investments (continued)	Kentucky Municipal Bond Portfolio
(Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds
Kentucky (Concluded)
Transportation (Concluded)
Louisville & Jefferson County Regional Airport Authority RB (Airport System Project) Series 2001A AMT (FSA Insured),
5.75%, 7/01/15	$1,755	$1,733,062

Louisville & Jefferson County Regional Airport Authority RB (Special Facilities Project) Series 1999 AMT,
5.50%, 3/01/19	3,000	2,449,620

Louisville Regional Airport Authority RB Series 2005A AMT,
5.00%, 7/01/18	4,345	3,878,434

		10,670,401

Water & Sewer — 13.3%
Kentucky Rural Water Finance Corp. RB Series 2007A (MBIA Insured),
4.38%, 2/01/32	585	480,940

Lexington-Fayette Urban County Government Sewer System RB Series 2001A,
5.00%, 7/01/21	1,935	1,972,442

Louisville & Jefferson County Metropolitan Sewer & Drain Systems RB Series 1999A (FGIC Insured),
5.75%, 5/15/33	3,750	3,751,688

Louisville Waterworks Board Water System RB (Louisville Water Co. Project) Series 2000 (FSA Insured),
5.25%, 11/15/16	2,590	2,714,786

		8,919,856

		51,883,489

Multi-State — 10.1%
City, County & State — 10.1%
Centerline Equity Issuer Trust Series 1999,
6.63%, 6/30/09(c)(d)	1,000	1,012,320

Centerline Equity Issuer Trust Series 2000,
7.60%, 11/30/10(c)(d)	4,000	4,227,919

MuniMae Tax-Exempt Bond Subsidiary LLC Series 2000,
7.75%, 11/01/10(c)(d)	2,000	1,508,080

		6,748,319

Puerto Rico — 8.0%
Lease Revenue — 4.7%
Puerto Rico Commonwealth Infrastructure Financing Authority SO Series 2000A,
5.50%, 10/01/18	2,000	2,099,920
5.38%, 10/01/24	1,000	1,020,770

		3,120,690

Transportation — 3.3%
Puerto Rico Commonwealth Highway & Transportation Authority RB Series 2007CC (Assured Guaranty Ltd. Insured),
5.50%, 7/01/31	2,500	2,201,225

		5,321,915

Total Long-Term Investments (Cost — $68,122,148) — 95.6%		63,953,723

	Shares
Short-Term Securities
Merrill Lynch Institutional Tax-Exempt Fund,
1.24%(e)(f)	2,100,000	$2,100,000
Wilmington Tax-Free Money Market Fund, 0.62%(f)	84,975	84,975

Total Short-Term Securities (Cost — $2,184,975) — 3.3%		2,184,975

Total Investments (Cost — $70,307,123*) — 98.9%		66,138,698
Other Assets in Excess of Liabilities — 1.1%		761,223

Net Assets — 100.0%		$66,899,921

*	The cost and unrealized appreciation (depreciation) of investments as of December 31, 2008, as computed for federal income tax purposes, were as follows:

Aggregate cost	$70,048,735

Gross unrealized appreciation	$1,668,898
Gross unrealized depreciation	(5,578,935)

Net unrealized depreciation	$(3,910,037)

(a)	U.S. government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.

(b)	Variable rate security. Rate shown is as of report date.

(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Securities represent a beneficial interest in a trust. The collateral deposited into the trust is federally tax-exempt revenue bonds issued by various state or local governments, or their respective agencies or authorities. The security is subject to remarketing prior to its stated maturity, and is subject to mandatory redemption at maturity.

(e)	Investments in companies considered to be an affiliate of the Portfolio were as follows:

Affiliate	Net Activity		Dividend Income
Merrill Lynch Institutional Tax-Exempt Fund	$1,500,000	†	$15,019

†	Represents net purchase cost.

(f)	Represents current yield as of report date.

•

Effective July 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

•	Level 1 – price quotations in active markets/exchanges for identical securities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market –corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Portfolio’s own assumptions used in determining the fair value of investments)

24	SEMI-ANNUAL REPORT	DECEMBER 31, 2008

Schedule of Investments (concluded)	Kentucky Municipal Bond Portfolio

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of December 31, 2008 in determining the fair valuation of the Portfolio’s investments:

Investments in Securities
Valuation Inputs	Assets
Level 1	$8,933,294
Level 2	57,205,404
Level 3	—

Total	$66,138,698

SEMI-ANNUAL REPORT	DECEMBER 31, 2008	25

Statements of Assets and Liabilities

December 31, 2008 (Unaudited)	AMT-Free Municipal Bond Portfolio	Ohio Municipal Bond Portfolio	Delaware Municipal Bond Portfolio	Kentucky Municipal Bond Portfolio
Assets
Investments at value - unaffiliated[1]	$305,884,476	$93,636,765	$45,878,561	$64,038,698
Investments at value - affiliated[2]	28,950,000	9,206,372	900,000	2,100,000
Interest and dividends receivable	5,225,933	1,158,756	855,284	1,085,017
Dividends receivable - affiliated	31,255	10,513	773	2,164
Investments sold receivable	—	—	1,058,864	—
Receivable from advisor	17	674	448	173
Capital shares sold receivable	754,196	285,215	35,045	121,782
Prepaid expenses	59,939	12,358	8,157	15,043

Total assets	340,905,816	104,310,653	48,737,132	67,362,877

Accrued Liabilities
Investments purchased payable	5,089,300	—	—	—
Income dividends payable	1,265,209	342,003	152,971	234,765
Capital shares redeemed payable	254,856	16,511	250,661	147,258
Investment advisory fees payable	74,628	32,333	13,808	18,177
Other affiliates payable	50,854	16,444	11,455	11,458
Service and distribution fees payable	12,021	10,676	10,523	7,832
Interest expense and fees payable	4,266	40,814	—	—
Officer’s and Trustees’ fees payable	4,003	3,211	3,303	3,445
Professional fees payable	1,658	22,201	19,446	24,577
Other accrued expenses payable	39,422	18,573	11,346	15,444

Total accrued liabilities	6,796,217	502,766	473,513	462,956

Other Liabilities
Trust certificates[3]	7,000,000	2,695,000	—	—

Total liabilities	13,796,217	3,197,766	473,513	462,956

Net Assets	$327,109,599	$101,112,887	$48,263,619	$66,899,921

Net Assets Consist of
Paid-in capital	$369,891,184	$108,306,412	$52,757,011	$75,677,265
Undistributed net investment income	1,017,200	373,671	293,554	686,856
Accumulated net realized loss	(23,410,941)	(2,683,955)	(1,643,940)	(5,295,775)
Net unrealized appreciation/depreciation	(20,387,844)	(4,883,241)	(3,143,006)	(4,168,425)

Net Assets	$327,109,599	$101,112,887	$48,263,619	$66,899,921

[1] Investments at cost - unaffiliated	$326,272,320	$98,520,006	$49,021,567	$68,207,123
[2] Investments at cost - affiliated	28,950,000	9,206,372	900,000	2,100,000
[3] Represents short-term floating rate certificates issued by tender option bond trusts.

See Notes to Financial Statements.

26	SEMI-ANNUAL REPORT	DECEMBER 31, 2008

Statements of Assets and Liabilities (concluded)

December 31, 2008 (Unaudited)	AMT-Free Municipal Bond Portfolio	Ohio Municipal Bond Portfolio	Delaware Municipal Bond Portfolio	Kentucky Municipal Bond Portfolio
Net Asset Value
BlackRock:
Net Assets	$11,259,857	$—	$—	$—
Shares outstanding, unlimited number of shares authorized, $0.001 par value	1,156,713	—	—	—
Net Asset Value	$9.73	$—	$—	$—
Institutional:
Net Assets	$283,998,072	$81,637,658	$29,513,301	$51,675,205
Shares outstanding, unlimited number of shares authorized, $0.001 par value	29,178,660	8,578,794	3,331,147	6,114,048
Net Asset Value	$9.73	$9.52	$8.86	$8.45
Service:
Net Assets	$995,376	$1,648,469	$—	$207,462
Shares outstanding, unlimited number of shares authorized, $0.001 par value	102,352	173,038	—	24,531
Net Asset Value	$9.73	$9.53	$—	$8.46
Investor A:
Net Assets	$19,258,715	$7,622,303	$9,105,461	$8,322,820
Shares outstanding, unlimited number of shares authorized, $0.001 par value	1,978,190	800,842	1,027,168	984,689
Net Asset Value	$9.74	$9.52	$8.86	$8.45
Investor B:
Net Assets	$2,214,828	$3,082,154	$3,397,249	$1,238,701
Shares outstanding, unlimited number of shares authorized, $0.001 par value	227,536	323,765	383,108	146,530
Net Asset Value	$9.73	$9.52	$8.87	$8.45
Investor C:
Net Assets	$9,382,751	$7,122,303	$6,247,608	$5,455,733
Shares outstanding, unlimited number of shares authorized, $0.001 par value	963,873	747,828	704,667	643,950
Net Asset Value	$9.73	$9.52	$8.87	$8.47

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	DECEMBER 31, 2008	27

Statements of Operations

Period July 1, 2008 to December 31, 2008 (Unaudited)	AMT-Free Municipal Bond Portfolio	Ohio Municipal Bond Portfolio	Delaware Municipal Bond Portfolio	Kentucky Municipal Bond Portfolio
Investment Income
Interest	$8,654,112	$2,633,121	$1,405,314	$1,970,073
Dividends	717	315	414	457
Interest - affiliated	26	20	17	6
Dividends - affiliated	227,382	24,637	24,876	15,019

Total investment income	8,882,237	2,658,093	1,430,621	1,985,555

Expenses
Investment advisory	818,124	262,213	152,334	203,326
Administration	122,718	39,332	20,773	27,726
Service and distribution - class specific	57,923	62,861	63,934	47,941
Printing	53,190	16,668	9,268	12,240
Administration - class specific	40,892	13,109	6,928	9,244
Registration	26,884	5,220	4,448	6,626
Professional	20,090	16,070	19,928	17,950
Custodian	15,304	6,895	4,609	6,082
Officer and Trustees	14,613	11,400	10,494	10,748
Transfer agent - class specific	12,259	8,179	6,435	3,526
Miscellaneous	18,418	8,595	5,961	7,611

Total expenses excluding interest expense and fees	1,200,415	450,542	305,112	353,020
Interest expense and fees[1]	40,948	1,062	—	—

Total expenses	1,241,363	451,604	305,112	353,020
Less fees waived by advisor	(353,324)	(53,096)	(47,954)	(71,726)
Less administration fees waived - class specific	(1,414)	(11,331)	(2,084)	(920)
Less transfer agent fees waived - class specific	—	—	(134)	—
Less transfer agent fees reimbursed - class specific	(101)	(4,260)	(3,078)	(1,081)
Less fees paid indirectly	(17)	(12)	(11)	(4)

Total expenses after waivers, reimbursement and fees paid indirectly	886,507	382,905	251,851	279,289

Net investment income	7,995,730	2,275,188	1,178,770	1,706,266

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	(1,577,687)	(192,440)	33,817	(211,246)
Futures	—	130,590	65,295	104,472

	(1,577,687)	(61,850)	99,112	(106,774)

Net change in unrealized appreciation/depreciation on investments	(21,578,641)	(5,964,135)	(3,749,853)	(4,625,445)

Net realized and unrealized loss	(23,156,328)	(6,025,985)	(3,650,741)	(4,732,219)

Net Decrease in Net Assets Resulting from Operations	$(15,160,598)	$(3,750,797)	$(2,471,971)	$(3,025,953)

1	Related to tender option bond trusts.

See Notes to Financial Statements.

28	SEMI-ANNUAL REPORT	DECEMBER 31, 2008

Statements of Changes in Net Assets

	AMT-Free Municipal Bond Portfolio			Ohio Municipal Bond Portfolio
Increase (Decrease) in Net Assets:	Period July 1, 2008 to December 31, 2008 (Unaudited)	Period October 1, 2007 to June 30, 2008	Year Ended September 30, 2007	Period July 1, 2008 to December 31, 2008 (Unaudited)	Period October 1, 2007 to June 30, 2008	Year Ended September 30, 2007
Operations
Net investment income	$7,995,730	$11,921,384	$14,904,219	$2,275,188	$3,497,286	$4,597,981
Net realized gain (loss)	(1,577,687)	(1,438,972)	(712,024)	(61,850)	(227,486)	1,280,524
Net change in unrealized appreciation/depreciation	(21,578,641)	(6,967,608)	(6,611,974)	(5,964,135)	(2,327,076)	(3,355,397)

Net increase (decrease) in net assets resulting from operations	(15,160,598)	3,514,804	7,580,221	(3,750,797)	942,724	2,523,108

Dividends and Distributions to Shareholders From
Net investment income:
BlackRock	(280,079)	(791,978)	(2,470,313)	—	—	—
Institutional	(7,115,666)	(9,921,649)	(11,793,357)	(1,886,761)	(2,821,418)	(3,636,795)
Service	(38,854)	(54,814)	(46,544)	(42,925)	(61,195)	(47,053)
Investor A	(353,687)	(331,722)	(377,202)	(165,159)	(229,069)	(287,438)
Investor B	(52,964)	(89,093)	(125,337)	(61,251)	(116,423)	(184,932)
Investor C	(132,945)	(113,546)	(96,795)	(107,997)	(152,001)	(214,444)
Net realized gain:
BlackRock	—	(39,435)	—	—	—	—
Institutional	—	(472,230)	—	—	(215,201)	—
Service	—	(3,110)	—	—	(4,522)	—
Investor A	—	(16,236)	—	—	(17,900)	—
Investor B	—	(4,705)	—	—	(12,088)	—
Investor C	—	(6,749)	—	—	(15,287)	—

Decrease in net assets resulting from dividends and distributions to shareholders	(7,974,195)	(11,845,267)	(14,909,548)	(2,264,093)	(3,645,104)	(4,370,662)

Capital Share Transactions
Net increase (decrease) in net assets derived from capital share transactions	23,575,797	14,466,366	(33,460,379)	300,036	4,482,372	(4,232,863)

Net Assets
Total increase (decrease) in net assets	441,004	6,135,903	(40,789,706)	(5,714,854)	1,779,992	(6,080,417)
Beginning of period	326,668,595	320,532,692	361,322,398	106,827,741	105,047,749	111,128,166

End of period	$327,109,599	$326,668,595	$320,532,692	$101,112,887	$106,827,741	$105,047,749

End of period undistributed net investment income	$1,017,200	$995,665	$919,626	$373,671	$362,576	$540,718

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	DECEMBER 31, 2008	29

Statements of Changes in Net Assets (concluded)

	Delaware Municipal Bond Portfolio			Kentucky Municipal Bond Portfolio
Increase (Decrease) in Net Assets:	Period July 1, 2008 to December 31, 2008 (Unaudited)	Period October 1, 2007 to June 30, 2008	Year Ended September 30, 2007	Period July 1, 2008 to December 31, 2008 (Unaudited)	Period October 1, 2007 to June 30, 2008	Year Ended September 30, 2007
Operations
Net investment income	$1,178,770	$2,021,944	$2,585,325	$1,706,266	$3,160,959	$4,373,200
Net realized gain (loss)	99,112	1,322,921	(229,712)	(106,774)	(1,033,497)	315,540
Net change in unrealized appreciation/depreciation	(3,749,853)	(2,727,966)	(674,964)	(4,625,445)	(1,482,751)	(3,120,314)

Net increase (decrease) in net assets resulting from operations	(2,471,971)	616,899	1,680,649	(3,025,953)	644,711	1,568,426

Dividends and Distributions to Shareholders From
Net investment income:
Institutional	(783,544)	(1,268,037)	(1,557,888)	(1,367,360)	(2,297,075)	(4,432,021)
Service	—	—	—	(5,803)	(9,047)	(13,927)
Investor A	(214,090)	(341,093)	(422,321)	(192,434)	(372,218)	(610,931)
Investor B	(64,054)	(114,654)	(176,955)	(24,719)	(42,137)	(91,056)
Investor C	(117,171)	(197,576)	(268,982)	(113,175)	(182,482)	(224,702)
Net realized gain:
Institutional	—	(52,108)	—	—	(163,629)	—
Service	—	—	—	—	(675)	—
Investor A	—	(14,964)	—	—	(29,682)	—
Investor B	—	(6,155)	—	—	(3,826)	—
Investor C	—	(10,618)	—	—	(15,926)	—

Decrease in net assets resulting from dividends and distributions to shareholders	(1,178,859)	(2,005,205)	(2,426,146)	(1,703,491)	(3,116,697)	(5,372,637)

Capital Share Transactions
Net increase (decrease) in net assets derived from capital share transactions	(6,003,697)	(441,776)	(4,875,342)	(5,986,979)	(25,118,708)	37,242,526

Net Assets
Total increase (decrease) in net assets	(9,654,527)	(1,830,082)	(5,620,839)	(10,716,423)	(27,590,694)	33,438,315
Beginning of period	57,918,146	59,748,228	65,369,067	77,616,344	105,207,038	71,768,723

End of period	$48,263,619	$57,918,146	$59,748,228	$66,899,921	$77,616,344	$105,207,038

End of period undistributed net investment income	$293,554	$293,643	$276,904	$686,856	$684,081	$641,471

See Notes to Financial Statements.

30	SEMI-ANNUAL REPORT	DECEMBER 31, 2008

Financial Highlights	AMT-Free Municipal Bond Portfolio

	BlackRock
	Period July 1, 2008 to December 31, 2008 (Unaudited)	Period October 1, 2007 to June 30, 2008	Year Ended September 30,			Period December 22, 2003[1] to September 30, 2004

			2007	2006	2005
Per Share Operating Performance
Net asset value, beginning of period	$10.45	$10.71	$10.93	$10.99	$11.11	$11.22

Net investment income[2]	0.25	0.39	0.46	0.47	0.49	0.37
Net realized and unrealized loss	(0.72)	(0.26)	(0.22)	(0.06)	(0.17)	(0.10)

Net increase (decrease) from investment operations	(0.47)	0.13	0.24	0.41	0.32	0.27

Dividends and distributions from:
Net investment income	(0.25)	(0.37)	(0.46)	(0.47)	(0.44)	(0.38)
Net realized gain	—	(0.02)	—	—	—	—

Total dividends and distributions	(0.25)	(0.39)	(0.46)	(0.47)	(0.44)	(0.38)

Net asset value, end of period	$9.73	$10.45	$10.71	$10.93	$10.99	$11.11

Total Investment Return
Based on net asset value	(4.53)%[3]	1.20%[3]	2.27%	3.83%	3.23%	2.46%[3]

Ratios to Average Net Assets
Total expenses after waivers, reimbursement and fees paid indirectly and excluding interest expense[4]	0.45%[5]	0.45%[5]	0.45%	0.45%	0.45%	0.45%[5]

Total expenses after waivers, reimbursement and fees paid indirectly	0.48%[5]	0.58%[5]	0.65%	0.64%	0.57%	0.51%[5]

Total expenses	0.72%[5]	0.81%[5]	0.88%	0.88%	0.83%	0.75%[5]

Net investment income	4.94%[5]	4.92%[5]	4.26%	4.35%	4.39%	4.34%[5]

Supplemental Data
Net assets, end of period (000)	$11,260	$11,270	$24,027	$71,890	$85,552	$100,489

Portfolio turnover	55%	69%	88%	66%	87%	69%

1	Commencement of operations.

2	Based on average shares outstanding.

3	Aggregate total investment return.

4	Interest expense and fees relate to tender option bond trusts. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to tender option bond trusts.

5	Annualized.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	DECEMBER 31, 2008	31

Financial Highlights (continued)	AMT-Free Municipal Bond Portfolio

	Institutional
	Period July 1, 2008 to December 31, 2008 (Unaudited)	Period October 1, 2007 to June 30, 2008	Year Ended September 30,
			2007	2006	2005	2004	2003[1]
Per Share Operating Performance
Net asset value, beginning of period	$10.45	$10.71	$10.93	$11.00	$11.11	$11.22	$11.38

Net investment income	0.25	0.39 [2]	0.46 [2]	0.46 [2]	0.47 [2]	0.48 [2]	0.54
Net realized and unrealized loss	(0.72)	(0.26)	(0.22)	(0.07)	(0.12)	(0.10)	(0.17)

Net increase (decrease) from investment operations	(0.47)	0.13	0.24	0.39	0.35	0.38	0.37

Dividends and distributions from:
Net investment income	(0.25)	(0.37)	(0.46)	(0.46)	(0.46)	(0.49)	(0.53)
Net realized gain	—	(0.02)	—	—	—	—	—

Total dividends and distributions	(0.25)	(0.39)	(0.46)	(0.46)	(0.46)	(0.49)	(0.53)

Net asset value, end of period	$9.73	$10.45	$10.71	$10.93	$11.00	$11.11	$11.22

Total Investment Return
Based on net asset value	(4.55)%[3]	1.18%[3]	2.25%	3.65%	3.17%	3.46%	3.40%

Ratios to Average Net Assets
Total expenses after waivers, reimbursement and fees paid indirectly and excluding interest expense[4]	0.48%[5]	0.48%[5]	0.48%	0.52%	0.60%	0.60%	0.60%

Total expenses after waivers, reimbursement and fees paid indirectly	0.50%[5]	0.60%[5]	0.68%	0.71%	0.72%	0.66%	0.69%

Total expenses	0.72%[5]	0.81%[5]	0.88%	0.92%	0.95%	0.88%	0.92%

Net investment income	4.91%[5]	4.87%[5]	4.27%	4.26%	4.24%	4.34%	4.80%

Supplemental Data
Net assets, end of period (000)	$283,998	$293,812	$278,479	$271,641	$295,737	$308,122	$334,685

Portfolio turnover	55%	69%	88%	66%	87%	69%	72%

See Notes to Financial Statements.

32	SEMI-ANNUAL REPORT	DECEMBER 31, 2008

Financial Highlights (continued)	AMT-Free Municipal Bond Portfolio

	Service
	Period July 1, 2008 to December 31, 2008 (Unaudited)	Period October 1, 2007 to June 30, 2008	Year Ended September 30,
			2007	2006	2005	2004	2003[1]
Per Share Operating Performance
Net asset value, beginning of period	$10.44	$10.70	$10.92	$10.99	$11.10	$11.21	$11.38

Net investment income	0.23	0.37 [2]	0.43 [2]	0.43 [2]	0.44 [2]	0.45 [2]	0.49
Net realized and unrealized loss	(0.71)	(0.26)	(0.22)	(0.08)	(0.12)	(0.10)	(0.16)

Net increase (decrease) from investment operations	(0.48)	0.11	0.21	0.35	0.32	0.35	0.33

Dividends and distributions from:
Net investment income	(0.23)	(0.34)	(0.43)	(0.42)	(0.43)	(0.46)	(0.50)
Net realized gain	—	(0.03)	—	—	—	—	—

Total dividends and distributions	(0.23)	(0.37)	(0.43)	(0.42)	(0.43)	(0.46)	(0.50)

Net asset value, end of period	$9.73	$10.44	$10.70	$10.92	$10.99	$11.10	$11.21

Total Investment Return
Based on net asset value	(4.69)%[3]	0.97%[3]	1.91%	3.29%	2.91%	3.16%	2.99%

Ratios to Average Net Assets
Total expenses after waivers, reimbursement and fees paid indirectly and excluding interest expense[4]	0.76%[5]	0.76%[5]	0.79%	0.88%	0.86%	0.86%	0.90%

Total expenses after waivers, reimbursement and fees paid indirectly	0.79%[5]	0.88%[5]	0.99%	1.07%	0.98%	0.92%	0.99%

Total expenses	1.00%[5]	1.10%[5]	1.19%	1.62%	1.20%	1.14%	1.22%

Net investment income	4.61%[5]	4.62%[5]	3.96%	3.91%	3.99%	4.09%	4.46%

Supplemental Data
Net assets, end of period (000)	$995	$1,896	$1,158	$1,249	$2,312	$2,702	$2,971

Portfolio turnover	55%	69%	88%	66%	87%	69%	72%

1	Audited by other auditors prior to the effects of the restatement discussed in Note 8.

2	Based on average shares outstanding.

3	Aggregate total investment return.

4	Interest expense and fees relate to tender option bond trusts. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to tender option bond trusts.

5	Annualized.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	DECEMBER 31, 2008	33

Financial Highlights (continued)	AMT-Free Municipal Bond Portfolio

	Investor A
	Period July 1, 2008 to December 31, 2008 (Unaudited)	Period October 1, 2007 to June 30, 2008	Year Ended September 30,
			2007	2006	2005	2004	2003[1]
Per Share Operating Performance
Net asset value, beginning of period	$10.45	$10.71	$10.93	$11.00	$11.12	$11.22	$11.38

Net investment income	0.23	0.36 [2]	0.43 [2]	0.43 [2]	0.44 [2]	0.44 [2]	0.48
Net realized and unrealized loss	(0.71)	(0.26)	(0.22)	(0.07)	(0.13)	(0.10)	(0.16)

Net increase (decrease) from investment operations	(0.48)	0.10	0.21	0.36	0.31	0.34	0.32

Dividends and distributions from:
Net investment income	(0.23)	(0.34)	(0.43)	(0.43)	(0.43)	(0.44)	(0.48)
Net realized gain	—	(0.02)	—	—	—	—	—

Total dividends and distributions	(0.23)	(0.36)	(0.43)	(0.43)	(0.43)	(0.44)	(0.48)

Net asset value, end of period	$9.74	$10.45	$10.71	$10.93	$11.00	$11.12	$11.22

Total Investment Return[3]
Based on net asset value	(4.59)%[4]	0.94%[4]	1.92%	3.35%	2.81%	3.10%	2.91%

Ratios to Average Net Assets
Total expenses after waivers, reimbursement and fees paid indirectly and excluding interest expense[5]	0.76%[6]	0.79%[6]	0.79%	0.82%	0.86%	1.00%	1.07%

Total expenses after waivers, reimbursement and fees paid indirectly	0.79%[6]	0.92%[6]	0.99%	1.01%	0.98%	1.06%	1.16%

Total expenses	1.01%[6]	1.13%[6]	1.20%	1.31%	1.30%	1.37%	1.39%

Net investment income	4.63%[6]	4.54%[6]	3.96%	3.97%	3.99%	3.95%	4.31%

Supplemental Data
Net assets, end of period (000)	$19,259	$12,265	$9,868	$9,713	$8,965	$7,711	$8,573

Portfolio turnover	55%	69%	88%	66%	87%	69%	72%

See Notes to Financial Statements.

34	SEMI-ANNUAL REPORT	DECEMBER 31, 2008

Financial Highlights (continued)	AMT-Free Municipal Bond Portfolio

	Investor B
	Period July 1, 2008 to December 31, 2008 (Unaudited)	Period October 1, 2007 to June 30, 2008	Year Ended September 30,
			2007	2006	2005	2004	2003[1]
Per Share Operating Performance
Net asset value, beginning of period	$10.45	$10.71	$10.93	$11.00	$11.11	$11.22	$11.38

Net investment income	0.23	0.36 [2]	0.39 [2]	0.35 [2]	0.36 [2]	0.36 [2]	0.40
Net realized and unrealized loss	(0.72)	(0.26)	(0.21)	(0.08)	(0.12)	(0.11)	(0.16)

Net increase (decrease) from investment operations	(0.49)	0.10	0.18	0.27	0.24	0.25	0.24

Dividends and distributions from:
Net investment income	(0.23)	(0.34)	(0.40)	(0.34)	(0.35)	(0.36)	(0.40)
Net realized gain	—	(0.02)	—	—	—	—	—

Total dividends and distributions	(0.23)	(0.36)	(0.40)	(0.34)	(0.35)	(0.36)	(0.40)

Net asset value, end of period	$9.73	$10.45	$10.71	$10.93	$11.00	$11.11	$11.22

Total Investment Return[3]
Based on net asset value	(4.71)%[4]	0.92%[4]	1.63%	2.55%	2.14%	2.24%	2.14%

Ratios to Average Net Assets
Total expenses after waivers, reimbursement and fees paid indirectly and excluding interest expense[5]	0.82%[6]	0.83%[6]	1.10%	1.60%	1.61%	1.75%	1.82%

Total expenses after waivers, reimbursement and fees paid indirectly	0.85%[6]	0.95%[6]	1.30%	1.79%	1.73%	1.81%	1.91%

Total expenses	1.07%[6]	1.16%[6]	1.51%	1.99%	1.96%	2.03%	2.14%

Net investment income	4.60%[6]	4.53%[6]	3.65%	3.20%	3.24%	3.21%	3.57%

Supplemental Data
Net assets, end of period (000)	$2,215	$2,385	$3,088	$4,168	$4,839	$5,869	$7,161

Portfolio turnover	55%	69%	88%	66%	87%	69%	72%

1	Audited by other auditors prior to the effects of the restatement discussed in Note 8.

2	Based on average shares outstanding.

3	Total investment returns exclude the effects of sales charges.

4	Aggregate total investment return.

5	Interest expense and fees relate to tender option bond trusts. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to tender option bond trusts.

6	Annualized.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	DECEMBER 31, 2008	35

Financial Highlights (continued)	AMT-Free Municipal Bond Portfolio

	Investor C
	Period July 1, 2008 to December 31, 2008 (Unaudited)	Period October 1, 2007 to June 30, 2008	Year Ended September 30,
			2007	2006	2005	2004	2003[1]
Per Share Operating Performance
Net asset value, beginning of period	$10.45	$10.71	$10.93	$11.00	$11.12	$11.21	$11.38

Net investment income	0.20	0.30 [2]	0.35 [2]	0.35 [2]	0.36 [2]	0.35 [2]	0.41
Net realized and unrealized loss	(0.72)	(0.26)	(0.22)	(0.07)	(0.13)	(0.08)	(0.18)

Net increase (decrease) from investment operations	(0.52)	0.04	0.13	0.28	0.23	0.27	0.23

Distributions and dividends from:
Net investment income	(0.20)	(0.28)	(0.35)	(0.35)	(0.35)	(0.36)	(0.40)
Net realized gain	—	(0.02)	—	—	—	—	—

Total dividends and distributions	(0.20)	(0.30)	(0.35)	(0.35)	(0.35)	(0.36)	(0.40)

Net asset value, end of period	$9.73	$10.45	$10.71	$10.93	$11.00	$11.12	$11.21

Total Investment Return[3]
Based on net asset value	(5.04)%[4]	0.39%[4]	1.16%	2.59%	2.05%	2.33%	2.05%

Ratios to Average Net Assets
Total expenses after waivers, reimbursement and fees paid indirectly and excluding interest expense[5]	1.50%[6]	1.53%[6]	1.54%	1.56%	1.62%	1.73%	1.82%

Total expenses after waivers, reimbursement and fees paid indirectly	1.53%[6]	1.65%[6]	1.74%	1.75%	1.74%	1.79%	1.91%

Total expenses	1.74%[6]	1.86%[6]	1.95%	1.95%	1.97%	2.01%	2.14%

Net investment income	3.90%[6]	3.79%[6]	3.22%	3.22%	3.26%	3.17%	3.59%

Supplemental Data
Net assets, end of period (000)	$9,383	$5,040	$3,913	$2,662	$2,303	$2,918	$2,559

Portfolio turnover	55%	69%	88%	66%	87%	69%	72%

1	Audited by other auditors prior to the effects of the restatement discussed in Note 8.

2	Based on average shares outstanding.

3	Total investment returns exclude the effects of sales charges.

4	Aggregate total investment return.

5	Interest expense and fees relate to tender option bond trusts. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to tender option bond trusts.

6	Annualized.

See Notes to Financial Statements.

36	SEMI-ANNUAL REPORT	DECEMBER 31, 2008

Financial Highlights (continued)	Ohio Municipal Bond Portfolio

	Institutional
	Period July 1, 2008 to December 31, 2008 (Unaudited)	Period October 1, 2007 to June 30, 2008	Year Ended September 30,
			2007	2006	2005	2004	2003[1]
Per Share Operating Performance
Net asset value, beginning of period	$10.08	$10.34	$10.52	$10.64	$10.88	$10.87	$11.09

Net investment income	0.22	0.35 [2]	0.46 [2]	0.48 [2]	0.48 [2]	0.54 [2]	0.52
Net realized and unrealized loss	(0.56)	(0.24)	(0.20)	(0.13)	(0.21)	(0.03)	(0.22)

Net increase (decrease) from investment operations	(0.34)	0.11	0.26	0.35	0.27	0.51	0.30

Dividends and distributions from:
Net investment income	(0.22)	(0.34)	(0.44)	(0.47)	(0.51)	(0.50)	(0.52)
Net realized gain	—	(0.03)	—	—	—	—	—

Total dividends and distributions	(0.22)	(0.37)	(0.44)	(0.47)	(0.51)	(0.50)	(0.52)

Net asset value, end of period	$9.52	$10.08	$10.34	$10.52	$10.64	$10.88	$10.87

Total Investment Return
Based on net asset value	(3.41)%[3]	0.99%[3]	2.54%	3.37%	2.55%	4.82%	2.79%

Ratios to Average Net Assets
Total expenses after waivers, reimbursement and fees paid indirectly and excluding interest expense[4]	0.60%[5]	0.60%[5]	0.60%	0.60%	0.60%	0.60%	0.60%

Total expenses after waivers, reimbursement and fees paid indirectly	0.60%[5]	0.89%[5]	1.38%	1.27%	1.04%	0.84%	0.93%

Total expenses	0.73%[5]	1.03%[5]	1.49%	1.42%	1.29%	1.08%	1.16%

Net investment income	4.45%[5]	4.52%[5]	4.45%	4.56%	4.47%	4.97%	4.78%

Supplemental Data
Net assets, end of period (000)	$81,638	$86,352	$85,200	$87,546	$100,501	$96,730	$97,589

Portfolio turnover	20%	43%	21%	13%	9%	5%	15%

1	Audited by other auditors prior to the effects of the restatement discussed in Note 8.

2	Based on average shares outstanding.

3	Aggregate total investment return.

4	Interest expense and fees relate to tender option bond trusts. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to tender option bond trusts.

5	Annualized.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	DECEMBER 31, 2008	37

Financial Highlights (continued)	Ohio Municipal Bond Portfolio

	Service
	Period July 1, 2008 to December 31, 2008 (Unaudited)	Period October 1, 2007 to June 30, 2008	Year Ended September 30,
			2007	2006	2005	2004	2003[1]
Per Share Operating Performance
Net asset value, beginning of period	$10.09	$10.35	$10.53	$10.65	$10.89	$10.87	$11.09

Net investment income	0.20	0.32 [2]	0.43 [2]	0.44 [2]	0.45 [2]	0.51 [2]	0.52
Net realized and unrealized loss	(0.56)	(0.24)	(0.20)	(0.12)	(0.21)	(0.02)	(0.26)

Net increase (decrease) from investment operations	(0.36)	0.08	0.23	0.32	0.24	0.49	0.26

Dividends and distributions from:
Net investment income	(0.20)	(0.31)	(0.41)	(0.44)	(0.48)	(0.47)	(0.48)
Net realized gain	—	(0.03)	—	—	—	—	—

Total dividends and distributions	(0.20)	(0.34)	(0.41)	(0.44)	(0.48)	(0.47)	(0.48)

Net asset value, end of period	$9.53	$10.09	$10.35	$10.53	$10.65	$10.89	$10.87

Total Investment Return
Based on net asset value	(3.55)%[3]	0.77%[3]	2.24%	3.06%	2.24%	4.60%	2.48%

Ratios to Average Net Assets
Total expenses after waivers, reimbursement and fees paid indirectly and excluding interest expense[4]	0.90%[5]	0.89%[5]	0.89%	0.90%	0.90%	0.81%	0.90%

Total expenses after waivers, reimbursement and fees paid indirectly	0.90%[5]	1.18%[5]	1.67%	1.57%	1.34%	1.05%	1.23%

Total expenses	1.00%[5]	1.30%[5]	1.76%	1.67%	1.54%	1.26%	1.45%

Net investment income	4.13%[5]	4.20%[5]	4.14%	4.25%	4.16%	4.74%	4.58%

Supplemental Data
Net assets, end of period (000)	$1,648	$2,386	$1,765	$1,122	$736	$700	$727

Portfolio turnover	20%	43%	21%	13%	9%	5%	15%

See Notes to Financial Statements.

38	SEMI-ANNUAL REPORT	DECEMBER 31, 2008

Financial Highlights (continued)	Ohio Municipal Bond Portfolio

	Investor A
	Period July 1, 2008 to December 31, 2008 (Unaudited)	Period October 1, 2007 to June 30, 2008	Year Ended September 30,
			2007	2006	2005	2004	2003[1]
Per Share Operating Performance
Net asset value, beginning of period	$10.09	$10.34	$10.52	$10.64	$10.88	$10.87	$11.09

Net investment income	0.21	0.33 [2]	0.44 [2]	0.45 [2]	0.44 [2]	0.49 [2]	0.46
Net realized and unrealized loss	(0.57)	(0.23)	(0.20)	(0.14)	(0.21)	(0.03)	(0.21)

Net increase (decrease) from investment operations	(0.36)	0.10	0.24	0.31	0.23	0.46	0.25

Dividends and distributions from:
Net investment income	(0.21)	(0.32)	(0.42)	(0.43)	(0.47)	(0.45)	(0.47)
Net realized gain	—	(0.03)	—	—	—	—	—

Total dividends and distributions	(0.21)	(0.35)	(0.42)	(0.43)	(0.47)	(0.45)	(0.47)

Net asset value, end of period	$9.52	$10.09	$10.34	$10.52	$10.64	$10.88	$10.87

Total Investment Return[6]
Based on net asset value	(3.63)%[3]	0.90%[3]	2.29%	3.05%	2.14%	4.34%	2.31%

Ratios to Average Net Assets
Total expenses after waivers, reimbursement and fees paid indirectly and excluding interest expense[4]	0.85%[5]	0.85%[5]	0.85%	0.90%	0.99%	1.07%	1.08%

Total expenses after waivers, reimbursement and fees paid indirectly	0.85%[5]	1.14%[5]	1.63%	1.57%	1.43%	1.31%	1.41%

Total expenses	1.04%[5]	1.36%[5]	1.81%	1.81%	1.64%	1.58%	1.64%

Net investment income	4.20%[5]	4.26%[5]	4.21%	4.26%	4.05%	4.56%	4.32%

Supplemental Data
Net assets, end of period (000)	$7,622	$7,833	$6,938	$7,557	$8,873	$5,043	$7,494

Portfolio turnover	20%	43%	21%	13%	9%	5%	15%

1	Audited by other auditors prior to the effects of the restatement discussed in Note 8.

2	Based on average shares outstanding.

3	Aggregate total investment return.

4	Interest expense and fees relate to tender option bond trusts. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to tender option bond trusts.

5	Annualized.

6	Total investment returns exclude the effects of sales charges.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	DECEMBER 31, 2008	39

Financial Highlights (continued)	Ohio Municipal Bond Portfolio

	Investor B
	Period July 1, 2008 to December 31, 2008 (Unaudited)	Period October 1, 2007 to June 30, 2008	Year Ended September 30,
			2007	2006	2005	2004	2003[1]
Per Share Operating Performance
Net asset value, beginning of period	$10.09	$10.34	$10.52	$10.64	$10.88	$10.87	$11.09

Net investment income	0.17	0.27 [2]	0.35 [2]	0.36 [2]	0.36 [2]	0.41 [2]	0.39
Net realized and unrealized loss	(0.57)	(0.24)	(0.20)	(0.13)	(0.21)	(0.03)	(0.23)

Net increase (decrease) from investment operations	(0.40)	0.03	0.15	0.23	0.15	0.38	0.16

Dividends and distributions from:
Net investment income	(0.17)	(0.25)	(0.33)	(0.35)	(0.39)	(0.37)	(0.38)
Net realized gain	—	(0.03)	—	—	—	—	—

Total dividends and distributions	(0.17)	(0.28)	(0.33)	(0.35)	(0.39)	(0.37)	(0.38)

Net asset value, end of period	$9.52	$10.09	$10.34	$10.52	$10.64	$10.88	$10.87

Total Investment Return[3]
Based on net asset value	(4.04)%[4]	0.27%[4]	1.43%	2.22%	1.38%	3.57%	1.54%

Ratios to Average Net Assets
Total expenses after waivers, reimbursement and fees paid indirectly and excluding interest expense[5]	1.70%[6]	1.69%[6]	1.69%	1.72%	1.75%	1.79%	1.82%

Total expenses after waivers, reimbursement and fees paid indirectly	1.70%[6]	1.98%[6]	2.47%	2.39%	2.19%	2.03%	2.15%

Total expenses	1.80%[6]	2.09%[6]	2.55%	2.46%	2.29%	2.21%	2.38%

Net investment income	3.34%[6]	3.45%[6]	3.38%	3.46%	3.32%	3.78%	3.55%

Supplemental Data
Net assets, end of period (000)	$3,082	$4,157	$5,142	$7,070	$9,424	$10,280	$10,453

Portfolio turnover	20%	43%	21%	13%	9%	5%	15%

See Notes to Financial Statements.

40	SEMI-ANNUAL REPORT	DECEMBER 31, 2008

Financial Highlights (continued)	Ohio Municipal Bond Portfolio

	Investor C
	Period July 1, 2008 to December 31, 2008 (Unaudited)	Period October 1, 2007 to June 30, 2008	Year Ended September 30,
			2007	2006	2005	2004	2003[1]
Per Share Operating Performance
Net asset value, beginning of period	$10.09	$10.35	$10.53	$10.65	$10.89	$10.87	$11.09

Net investment income	0.17	0.27 [2]	0.35 [2]	0.36 [2]	0.36 [2]	0.41 [2]	0.40
Net realized and unrealized loss	(0.57)	(0.25)	(0.20)	(0.13)	(0.21)	(0.02)	(0.24)

Net increase (decrease) from investment operations	(0.40)	0.02	0.15	0.23	0.15	0.39	0.16

Dividends and distributions from:
Net investment income	(0.17)	(0.25)	(0.33)	(0.35)	(0.39)	(0.37)	(0.38)
Net realized gain	—	(0.03)	—	—	—	—	—

Total dividends and distributions	(0.17)	(0.28)	(0.33)	(0.35)	(0.39)	(0.37)	(0.38)

Net asset value, end of period	$9.52	$10.09	$10.35	$10.53	$10.65	$10.89	$10.87

Total Investment Return[3]
Based on net asset value	(4.03)%[4]	0.18%[4]	1.42%	2.24%	1.38%	3.66%	1.54%

Ratios to Average Net Assets
Total expenses after waivers, reimbursement and fees paid indirectly and excluding interest expense[5]	1.67%[6]	1.67%[6]	1.70%	1.69%	1.74%	1.77%	1.82%

Total expenses after waivers, reimbursement and fees paid indirectly	1.67%[6]	1.97%[6]	2.48%	2.36%	2.18%	2.01%	2.15%

Total expenses	1.77%[6]	2.08%[6]	2.56%	2.44%	2.28%	2.19%	2.38%

Net investment income	3.36%[6]	3.44%[6]	3.37%	3.46%	3.30%	3.80%	3.55%

Supplemental Data
Net assets, end of period (000)	$7,122	$6,100	$6,002	$7,832	$7,063	$5,411	$5,740

Portfolio turnover	20%	43%	21%	13%	9%	5%	15%

1	Audited by other auditors prior to the effects of the restatement discussed in Note 8.

2	Based on average shares outstanding.

3	Total investment returns exclude the effects of sales charges.

4	Aggregate total investment return.

5	Interest expense and fees relate to tender option bond trusts. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to tender option bond trusts.

6	Annualized.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	DECEMBER 31, 2008	41

Financial Highlights (continued)	Delaware Municipal Bond Portfolio

	Institutional
	Period July 1, 2008 to December 31, 2008 (Unaudited)	Period October 1, 2007 to June 30, 2008	Year Ended September 30,
			2007	2006	2005	2004	2003[1]
Per Share Operating Performance
Net asset value, beginning of period	$9.47	$9.70	$9.82	$9.92	$10.13	$10.23	$10.54

Net investment income	0.21	0.35 [2]	0.43 [2]	0.43 [2]	0.43 [2]	0.47 [2]	0.52
Net realized and unrealized loss	(0.61)	(0.24)	(0.14)	(0.11)	(0.21)	(0.08)	(0.27)

Net increase (decrease) from investment operations	(0.40)	0.11	0.29	0.32	0.22	0.39	0.25

Dividends and distributions from:
Net investment income	(0.21)	(0.33)	(0.41)	(0.42)	(0.43)	(0.49)	(0.56)
Net realized gain	—	(0.01)	—	—	—	—	—

Total dividends and distributions	(0.21)	(0.34)	(0.41)	(0.42)	(0.43)	(0.49)	(0.56)

Net asset value, end of period	$8.86	$9.47	$9.70	$9.82	$9.92	$10.13	$10.23

Total Investment Return
Based on net asset value	(4.29)%[3]	1.23%[3]	3.02%	3.34%	2.16%	3.92%	2.53%

Ratios to Average Net Assets
Total expenses after waivers, reimbursement and fees paid indirectly and excluding interest expense[4]	0.68%[5]	0.67%[5]	0.68%	0.69%	0.70%	0.70%	0.70%

Total expenses after waivers, reimbursement and fees paid indirectly	0.68%[5]	1.53%[5]	2.09%	1.95%	1.45%	1.17%	1.36%

Total expenses	0.85%[5]	1.74%[5]	2.22%	2.11%	1.67%	1.36%	1.56%

Net investment income	4.48%[5]	4.85%[5]	4.47%	4.43%	4.24%	4.61%	5.06%

Supplemental Data
Net assets, end of period (000)	$29,513	$36,803	$36,995	$38,044	$46,782	$54,451	$54,512

Portfolio turnover	2%	58%	11%	5%	8%	3%	26%

See Notes to Financial Statements.

42	SEMI-ANNUAL REPORT	DECEMBER 31, 2008

Financial Highlights (continued)	Delaware Municipal Bond Portfolio

	Investor A
	Period July 1, 2008 to December 31, 2008 (Unaudited)	Period October 1, 2007 to June 30, 2008	Year Ended September 30,
			2007	2006	2005	2004	2003[1]
Per Share Operating Performance
Net asset value, beginning of period	$9.47	$9.71	$9.83	$9.93	$10.13	$10.24	$10.54

Net investment income	0.20	0.33 [2]	0.41 [2]	0.40 [2]	0.39 [2]	0.42 [2]	0.45
Net realized and unrealized loss	(0.61)	(0.24)	(0.15)	(0.11)	(0.20)	(0.09)	(0.24)

Net increase (decrease) from investment operations	(0.41)	0.09	0.26	0.29	0.19	0.33	0.21

Dividends and distributions from:
Net investment income	(0.20)	(0.32)	(0.38)	(0.39)	(0.39)	(0.44)	(0.51)
Net realized gain	—	(0.01)	—	—	—	—	—

Total dividends and distributions	(0.20)	(0.33)	(0.38)	(0.39)	(0.39)	(0.44)	(0.51)

Net asset value, end of period	$8.86	$9.47	$9.71	$9.83	$9.93	$10.13	$10.24

Total Investment Return[6]
Based on net asset value	(4.42)%[3]	0.91%[3]	2.74%	3.01%	1.85%	3.35%	2.15%

Ratios to Average Net Assets
Total expenses after waivers, reimbursement and fees paid indirectly and excluding interest expense[4]	0.95%[5]	0.95%[5]	0.95%	1.00%	1.09%	1.14%	1.17%

Total expenses after waivers, reimbursement and fees paid indirectly	0.95%[5]	1.80%[5]	2.36%	2.26%	1.84%	1.61%	1.83%

Total expenses	1.14%[5]	2.03%[5]	2.51%	2.47%	2.01%	1.87%	2.02%

Net investment income	4.23%[5]	4.58%[5]	4.20%	4.11%	3.86%	4.16%	4.48%

Supplemental Data
Net assets, end of period (000)	$9,105	$10,434	$10,448	$11,560	$14,421	$12,895	$8,634

Portfolio turnover	2%	58%	11%	5%	8%	3%	26%

1	Audited by other auditors prior to the effects of the restatement discussed in Note 8.

2	Based on average shares outstanding.

3	Aggregate total investment return.

4	Interest expense and fees relate to tender option bond trusts. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to tender option bond trusts.

5	Annualized.

6	Total investment returns exclude the effects of sales charges.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	DECEMBER 31, 2008	43

Financial Highlights (continued)	Delaware Municipal Bond Portfolio

	Investor B
	Period July 1, 2008 to December 31, 2008 (Unaudited)	Period October 1, 2007 to June 30, 2008	Year Ended September 30,
			2007	2006	2005	2004	2003[1]
Per Share Operating Performance
Net asset value, beginning of period	$9.48	$9.71	$9.83	$9.93	$10.14	$10.24	$10.54

Net investment income	0.16	0.28 [2]	0.34 [2]	0.33 [2]	0.31 [2]	0.35 [2]	0.37
Net realized and unrealized loss	(0.61)	(0.24)	(0.15)	(0.11)	(0.21)	(0.08)	(0.23)

Net increase (decrease) from investment operations	(0.45)	0.04	0.19	0.22	0.10	0.27	0.14

Dividends and distributions from:
Net investment income	(0.16)	(0.26)	(0.31)	(0.32)	(0.31)	(0.37)	(0.44)
Net realized gain	—	(0.01)	—	—	—	—	—

Total dividends and distributions	(0.16)	(0.27)	(0.31)	(0.32)	(0.31)	(0.37)	(0.44)

Net asset value, end of period	$8.87	$9.48	$9.71	$9.83	$9.93	$10.14	$10.24

Total Investment Return[3]
Based on net asset value	(4.75)%[4]	0.49%[4]	2.02%	2.26%	0.99%	2.68%	1.38%

Ratios to Average Net Assets
Total expenses after waivers, reimbursement and fees paid indirectly and excluding interest expense[5]	1.65%[6]	1.65%[6]	1.65%	1.72%	1.84%	1.89%	1.92%

Total expenses after waivers, reimbursement and fees paid indirectly	1.65%[6]	2.50%[6]	3.06%	2.98%	2.59%	2.36%	2.58%

Total expenses	1.92%[6]	2.81%[6]	3.28%	3.16%	2.67%	2.49%	2.75%

Net investment income	3.52%[6]	3.89%[6]	3.48%	3.40%	3.10%	3.42%	3.70%

Supplemental Data
Net assets, end of period (000)	$3,397	$3,819	$4,675	$6,213	$7,524	$8,606	$8,528

Portfolio turnover	2%	58%	11%	5%	8%	3%	26%

See Notes to Financial Statements.

44	SEMI-ANNUAL REPORT	DECEMBER 31, 2008

Financial Highlights (continued)	Delaware Municipal Bond Portfolio

	Investor C
	Period July 1, 2008 to December 31, 2008 (Unaudited)	Period October 1, 2007 to June 30, 2008	Year Ended September 30,
			2007	2006	2005	2004	2003[1]
Per Share Operating Performance
Net asset value, beginning of period	$9.47	$9.71	$9.83	$9.93	$10.13	$10.24	$10.54

Net investment income	0.16	0.28 [2]	0.34 [2]	0.33 [2]	0.31 [2]	0.35 [2]	0.37
Net realized and unrealized loss	(0.60)	(0.25)	(0.15)	(0.11)	(0.20)	(0.09)	(0.23)

Net increase (decrease) from investment operations	(0.44)	0.03	0.19	0.22	0.11	0.26	0.14

Dividends and distributions from:
Net investment income	(0.16)	(0.26)	(0.31)	(0.32)	(0.31)	(0.37)	(0.44)
Net realized gain	—	(0.01)	—	—	—	—	—

Total dividends and distributions	(0.16)	(0.27)	(0.31)	(0.32)	(0.31)	(0.37)	(0.44)

Net asset value, end of period	$8.87	$9.47	$9.71	$9.83	$9.93	$10.13	$10.24

Total Investment Return[3]
Based on net asset value	(4.65)%[4]	0.39%[4]	2.02%	2.26%	1.10%	2.58%	1.38%

Ratios to Average Net Assets
Total expenses after waivers, reimbursement and fees paid indirectly and excluding interest expense[5]	1.65%[6]	1.65%[6]	1.65%	1.73%	1.85%	1.89%	1.91%

Total expenses after waivers, reimbursement and fees paid indirectly	1.65%[6]	2.50%[6]	3.06%	2.99%	2.60%	2.36%	2.57%

Total expenses	1.90%[6]	2.79%[6]	3.27%	3.15%	2.67%	2.49%	2.74%

Net investment income	3.52%[6]	3.89%[6]	3.49%	3.41%	3.11%	3.43%	3.56%

Supplemental Data
Net assets, end of period (000)	$6,248	$6,863	$7,629	$9,551	$13,293	$14,500	$14,529

Portfolio turnover	2%	58%	11%	5%	8%	3%	26%

1	Audited by other auditors prior to the effects of the restatement discussed in Note 8.

2	Based on average shares outstanding.

3	Total investment returns exclude the effects of sales charges.

4	Aggregate total investment return.

5	Interest expense and fees relate to tender option bond trusts. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to tender option bond trusts.

6	Annualized.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	DECEMBER 31, 2008	45

Financial Highlights (continued)	Kentucky Municipal Bond Portfolio

	Institutional
	Period July 1, 2008 to December 31, 2008 (Unaudited)	Period October 1, 2007 to June 30, 2008	Year Ended September 30,
			2007	2006	2005	2004	2003[1]
Per Share Operating Performance
Net asset value, beginning of period	$9.01	$9.27	$9.58	$9.69	$9.73	$9.77	$9.99

Net investment income	0.21	0.33 [2]	0.41 [2]	0.46 [2]	0.46 [2]	0.45 [2]	0.48
Net realized and unrealized loss	(0.56)	(0.26)	(0.21)	(0.18)	(0.14)	(0.07)	(0.20)

Net increase (decrease) from investment operations	(0.35)	0.07	0.20	0.28	0.32	0.38	0.28

Dividends and distributions from:
Net investment income	(0.21)	(0.31)	(0.51)	(0.39)	(0.36)	(0.42)	(0.50)
Net realized gain	—	(0.02)	—	—	—	—	—

Total dividends and distributions	(0.21)	(0.33)	(0.51)	(0.39)	(0.36)	(0.42)	(0.50)

Net asset value, end of period	$8.45	$9.01	$9.27	$9.58	$9.69	$9.73	$9.77

Total Investment Return
Based on net asset value	(3.95)%[3]	0.75%[3]	2.13%	3.01%	3.35%	4.01%	2.95%

Ratios to Average Net Assets
Total expenses after waivers, reimbursement and fees paid indirectly and excluding interest expense[4]	0.63%[5]	0.62%[5]	0.62%	0.66%	0.70%	0.70%	0.70%

Total expenses after waivers, reimbursement and fees paid indirectly	0.63%[5]	0.83%[5]	1.02%	1.22%	1.05%	0.86%	0.88%

Total expenses	0.82%[5]	1.06%[5]	1.19%	1.39%	1.26%	1.05%	1.06%

Net investment income	4.74%[5]	4.86%[5]	4.41%	4.81%	4.69%	4.61%	4.94%

Supplemental Data
Net assets, end of period (000)	$51,675	$61,330	$80,671	$61,918	$71,188	$78,549	$115,104

Portfolio turnover	8%	21%	39%	8%	4%	7%	34%

See Notes to Financial Statements.

46	SEMI-ANNUAL REPORT	DECEMBER 31, 2008

Financial Highlights (continued)	Kentucky Municipal Bond Portfolio

	Service
	Period July 1, 2008 to December 31, 2008 (Unaudited)	Period October 1, 2007 to June 30, 2008	Year Ended September 30,
			2007	2006	2005	2004	2003[1]
Per Share Operating Performance
Net asset value, beginning of period	$9.01	$9.27	$9.59	$9.70	$9.74	$9.78	$9.99

Net investment income	0.20	0.31 [2]	0.39 [2]	0.43 [2]	0.43 [2]	0.43 [2]	0.45
Net realized and unrealized loss	(0.55)	(0.26)	(0.23)	(0.18)	(0.14)	(0.08)	(0.19)

Net increase (decrease) from investment operations	(0.35)	0.05	0.16	0.25	0.29	0.35	0.26

Dividends and distributions from:
Net investment income	(0.20)	(0.29)	(0.48)	(0.36)	(0.33)	(0.39)	(0.47)
Net realized gain	—	(0.02)	—	—	—	—	—

Total dividends and distributions	(0.20)	(0.31)	(0.48)	(0.36)	(0.33)	(0.39)	(0.47)

Net asset value, end of period	$8.46	$9.01	$9.27	$9.59	$9.70	$9.74	$9.78

Total Investment Return
Based on net asset value	(3.96)%[3]	0.54%[3]	1.70%	2.69%	3.04%	3.69%	2.74%

Ratios to Average Net Assets
Total expenses after waivers, reimbursement and fees paid indirectly and excluding interest expense[4]	0.90%[5]	0.90%[5]	0.94%	0.97%	1.00%	1.00%	1.00%

Total expenses after waivers, reimbursement and fees paid indirectly	0.90%[5]	1.11%[5]	1.34%	1.53%	1.35%	1.16%	1.18%

Total expenses	1.10%[5]	1.35%[5]	1.51%	1.68%	1.52%	1.33%	1.36%

Net investment income	4.46%[5]	4.56%[5]	4.10%	4.50%	4.38%	4.40%	4.57%

Supplemental Data
Net assets, end of period (000)	$207	$287	$290	$263	$248	$247	$103

Portfolio turnover	8%	21%	39%	8%	4%	7%	34%

1	Audited by other auditors prior to the effects of the restatement discussed in Note 8.

2	Based on average shares outstanding.

3	Aggregate total investment return.

4	Interest expense and fees relate to tender option bond trusts. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to tender option bond trusts.

5	Annualized.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	DECEMBER 31, 2008	47

Financial Highlights (continued)	Kentucky Municipal Bond Portfolio

	Investor A
	Period July 1, 2008 to December 31, 2008 (Unaudited)	Period October 1, 2007 to June 30, 2008	Year Ended September 30,
			2007	2006	2005	2004	2003[1]
Per Share Operating Performance
Net asset value, beginning of period	$9.01	$9.27	$9.58	$9.69	$9.73	$9.77	$9.99

Net investment income	0.20	0.32 [2]	0.38 [2]	0.43 [2]	0.42 [2]	0.41 [2]	0.44
Net realized and unrealized loss	(0.56)	(0.27)	(0.21)	(0.18)	(0.14)	(0.07)	(0.20)

Net increase (decrease) from investment operations	(0.36)	0.05	0.17	0.25	0.28	0.34	0.24

Dividends and distributions from:
Net investment income	(0.20)	(0.29)	(0.48)	(0.36)	(0.32)	(0.38)	(0.46)
Net realized gain	—	(0.02)	—	—	—	—	—

Total dividends and distributions	(0.20)	(0.31)	(0.48)	(0.36)	(0.32)	(0.38)	(0.46)

Net asset value, end of period	$8.45	$9.01	$9.27	$9.58	$9.69	$9.73	$9.77

Total Investment Return[3]
Based on net asset value	(4.07)%[4]	0.56%[4]	1.86%	2.68%	2.95%	3.53%	2.46%

Ratios to Average Net Assets
Total expenses after waivers, reimbursement and fees paid indirectly and excluding interest expense[5]	0.89%[6]	0.89%[6]	0.87%	0.97%	1.09%	1.15%	1.17%

Total expenses after waivers, reimbursement and fees paid indirectly	0.89%[6]	1.10%[6]	1.27%	1.53%	1.44%	1.31%	1.35%

Total expenses	1.09%[6]	1.33%[6]	1.46%	1.75%	1.61%	1.52%	1.53%

Net investment income	4.48%[6]	4.59%[6]	4.07%	4.50%	4.28%	4.19%	4.42%

Supplemental Data
Net assets, end of period (000)	$8,323	$8,489	$14,185	$6,240	$6,377	$5,482	$4,701

Portfolio turnover	8%	21%	39%	8%	4%	7%	34%

See Notes to Financial Statements.

48	SEMI-ANNUAL REPORT	DECEMBER 31, 2008

Financial Highlights (continued)	Kentucky Municipal Bond Portfolio

	Investor B
	Period July 1, 2008 to December 31, 2008 (Unaudited)	Period October 1, 2007 to June 30, 2008	Year Ended September 30,
			2007	2006	2005	2004	2003[1]
Per Share Operating Performance
Net asset value, beginning of period	$9.01	$9.27	$9.58	$9.69	$9.73	$9.77	$9.99

Net investment income	0.17	0.27 [2]	0.33 [2]	0.36 [2]	0.35 [2]	0.33 [2]	0.36
Net realized and unrealized loss	(0.56)	(0.27)	(0.22)	(0.18)	(0.14)	(0.07)	(0.20)

Net increase (decrease) from investment operations	(0.39)	—	0.11	0.18	0.21	0.26	0.16

Dividends and distributions from:
Net investment income	(0.17)	(0.24)	(0.42)	(0.29)	(0.25)	(0.30)	(0.38)
Net realized gain	—	(0.02)	—	—	—	—	—

Total dividends and distributions	(0.17)	(0.26)	(0.42)	(0.29)	(0.25)	(0.30)	(0.38)

Net asset value, end of period	$8.45	$9.01	$9.27	$9.58	$9.69	$9.73	$9.77

Total Investment Return[3]
Based on net asset value	(4.41)%[4]	0.02%[4]	1.14%	1.94%	2.18%	2.76%	1.70%

Ratios to Average Net Assets
Total expenses after waivers, reimbursement and fees paid indirectly and excluding interest expense[5]	1.60%[6]	1.60%[6]	1.60%	1.71%	1.85%	1.89%	1.92%

Total expenses after waivers, reimbursement and fees paid indirectly	1.60%[6]	1.81%[6]	2.00%	2.27%	2.20%	2.05%	2.10%

Total expenses	1.82%[6]	2.11%[6]	2.24%	2.47%	2.27%	2.18%	2.27%

Net investment income	3.77%[6]	3.89%[6]	3.46%	3.78%	3.55%	3.44%	3.64%

Supplemental Data
Net assets, end of period (000)	$1,239	$1,431	$1,714	$2,233	$3,578	$3,897	$3,795

Portfolio turnover	8%	21%	39%	8%	4%	7%	34%

1	Audited by other auditors prior to the effects of the restatement discussed in Note 8.

2	Based on average shares outstanding.

3	Total investment returns exclude the effects of sales charges.

4	Aggregate total investment return.

5	Interest expense and fees relate to tender option bond trusts. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to tender option bond trusts.

6	Annualized.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	DECEMBER 31, 2008	49

Financial Highlights (concluded)	Kentucky Municipal Bond Portfolio

	Investor C
	Period July 1, 2008 to December 31, 2008 (Unaudited)	Period October 1, 2007 to June 30, 2008	Year Ended September 30,
			2007	2006	2005	2004	2003[1]
Per Share Operating Performance
Net asset value, beginning of period	$9.03	$9.29	$9.61	$9.71	$9.76	$9.79	$10.02

Net investment income	0.17	0.27 [2]	0.31 [2]	0.36 [2]	0.35 [2]	0.33 [2]	0.36
Net realized and unrealized loss	(0.56)	(0.27)	(0.21)	(0.17)	(0.15)	(0.06)	(0.21)

Net increase (decrease) from investment operations	(0.39)	—	0.10	0.19	0.20	0.27	0.15

Dividends and distributions from:
Net investment income	(0.17)	(0.24)	(0.42)	(0.29)	(0.25)	(0.30)	(0.38)
Net realized gain	—	(0.02)	—	—	—	—	—

Total dividends and distributions	(0.17)	(0.26)	(0.42)	(0.29)	(0.25)	(0.30)	(0.38)

Net asset value, end of period	$8.47	$9.03	$9.29	$9.61	$9.71	$9.76	$9.79

Total Investment Return[3]
Based on net asset value	(4.41)%[4]	0.02%[4]	1.06%	2.04%	2.07%	2.86%	1.59%

Ratios to Average Net Assets
Total expenses after waivers, reimbursement and fees paid indirectly and excluding interest expense[5]	1.60%[6]	1.60%[6]	1.58%	1.68%	1.86%	1.88%	1.92%

Total expenses after waivers, reimbursement and fees paid indirectly	1.60%[6]	1.81%[6]	1.98%	2.24%	2.21%	2.04%	2.10%

Total expenses	1.85%[6]	2.11%[6]	2.21%	2.41%	2.27%	2.16%	2.28%

Net investment income	3.76%[6]	3.85%[6]	3.30%	3.75%	3.55%	3.43%	3.69%

Supplemental Data
Net assets, end of period (000)	$5,456	$6,080	$8,347	$1,115	$938	$1,399	$1,179

Portfolio turnover	8%	21%	39%	8%	4%	7%	34%

1	Audited by other auditors prior to the effects of the restatement discussed in Note 8.

2	Based on average shares outstanding.

3	Total investment returns exclude the effects of sales charges.

4	Aggregate total investment return.

5	Interest expense and fees relate to tender option bond trusts. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to tender option bond trusts.

6	Annualized.

See Notes to Financial Statements.

50	SEMI-ANNUAL REPORT	DECEMBER 31, 2008

Notes to Financial Statements (Unaudited)

1. Organization and Significant Accounting Policies:

BlackRock Funds II (the “Fund”), a Massachusetts business trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. As of December 31, 2008, the Fund had 34 registered portfolios, of which the BlackRock AMT-Free Municipal Bond Portfolio (“AMT-Free Municipal Bond”), BlackRock Ohio Municipal Bond Portfolio (“Ohio Municipal Bond”), BlackRock Delaware Municipal Bond Portfolio (“Delaware Municipal Bond”) and BlackRock Kentucky Municipal Bond Portfolio (“Kentucky Municipal Bond”), (collectively the “Portfolios”) are included in these financial statements. The Portfolios’ financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. Actual results may differ from these estimates. Each Portfolio offers multiple classes of shares. BlackRock and Institutional Shares are sold without a sales charge and only to certain eligible investors. Service Shares are sold without a sales charge. Investor A Shares are sold with a front-end sales charge. Shares of Investor B and Investor C may be subject to a contingent deferred sales charge. All classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that the Service, Investor A, Investor B and Investor C Shares may bear certain expenses related to the service and/or distribution of such shares. Each class has exclusive voting rights with respect to matters relating to its service and distribution expenditures (except that Investor B shareholders may vote on material changes to the Investor A distribution plan).

The following is a summary of significant accounting policies followed by the Portfolios:

Valuation of Investments: Municipal investments (including commitments to purchase such investments on a “when-issued” basis) are valued on the basis of prices provided by dealers or pricing services selected under the supervision of the Fund’s Board of Trustees (the “Board”). In determining the value of a particular investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments and information with respect to various relationships between investments. Financial futures contracts traded on exchanges are valued at their last sales price. Short-term securities with maturities less than 60 days are valued at amortized cost, which approximates fair value.

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the market value of such investment, the investment will be valued by a method approved by the Board as reflecting fair value (“Fair Value Assets”). When determining the price for Fair Value Assets, the investment advisor and/or sub-advisor seeks to determine the price that the Portfolios might reasonably expect to receive from the current sale of that asset in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the investment advisor and/or sub-advisor deems relevant. The pricing of all Fair Value Assets is subsequently reported to the Board or a committee thereof.

Derivative Financial Instruments: The Portfolios may engage in various portfolio investment strategies to both increase the return of the Portfolios and to hedge, or protect, their exposure to interest rate movements and movements in the securities markets. Losses may arise if the value of the contract decreases due to an unfavorable change in the price of the underlying security or if the counterparty does not perform under the contract.

•

Financial Futures Contracts - The Portfolios may purchase or sell financial futures contracts and options on financial futures contracts for investment purposes or to manage its interest rate risk. Futures are contracts for delayed delivery of securities at a specific future date and at a specific price or yield. Pursuant to the contract, the Portfolio agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as margin variation and are recognized by the Portfolio as unrealized gains or losses. When the contract is closed, the Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The use of futures transactions involves the risk of an imperfect correlation in the movements in the price of futures contracts, interest rates and the underlying assets, and the possible inability of counterparties to meet the terms of their contracts.

Extended Settlement Transactions: The Portfolios may purchase securities on a when-issued basis and may purchase or sell securities on a forward commitment basis. Settlement of such transactions normally occurs within a month or more after the purchase or sale commitment is made. The Portfolios may purchase securities under such conditions only with the intention of actually acquiring them, but may enter into a separate agreement to sell the securities before the settlement date. Since the value of securities purchased may fluctuate prior to settlement, the Portfolios may be required to pay more at settlement than the security is worth. In addition, the purchaser is not entitled to any of the interest earned prior to settlement. When purchasing a security on a delayed-delivery basis, the portfolio assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations.

Municipal Bonds Transferred to Tender Option Bond Trusts: The Portfolios may leverage their assets through the use of tender option bond trusts (“TOBs”). A TOB is established by a third party sponsor forming a special purpose entity, into which one or more funds, or an agent on behalf of the funds, transfers municipal bonds. Other funds managed by the investment advisor may also contribute municipal bonds to a TOB into which the Portfolios have contributed securities. A TOB typically issues two classes of beneficial interests: short-term floating rate certificates, which are sold to third party investors, and residual certificates (“TOB Residuals”), which are generally issued to the participating funds that made the transfer. The TOB Residuals held by a

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Notes to Financial Statements (Unaudited) (continued)

Portfolio include the right of the Portfolio (1) to cause the holders of a proportional share of the floating rate certificates to tender their certificates at par, and (2) to transfer, within seven days, a corresponding share of the municipal bonds from the TOB to the Portfolio. The TOB may also be terminated without consent of the Portfolio upon the occurrence of certain events as defined in the TOB agreements. Such termination events may include the bankruptcy or default of the municipal bond, a substantial downgrade in credit quality of the municipal bond, the inability of the TOB to obtain quarterly or annual renewal of the liquidity support agreement, a substantial decline in the market value of the municipal bond or the inability to remarket the short-term floating rate certificates to third party investors.

The cash received by the TOB from the sale of the short-term floating rate certificates, less transaction expenses, is paid to the Portfolio, which typically invests the cash in additional municipal bonds. Each Portfolio’s transfer of the municipal bonds to a TOB is accounted for as a secured borrowing, therefore the municipal bonds deposited into a TOB are presented in the Portfolio’s Schedule of Investments and the proceeds from the issuance of the short-term floating rate certificates are reported as a liability for Trust Certificates.

Interest income from the underlying municipal bonds is recorded by the Portfolios on an accrual basis. Interest expense incurred on the secured borrowing and other expenses related to remarketing, administration and trustee services to a TOB are reported as expenses of the Portfolios. The floating rate certificates have interest rates that generally reset weekly and their holders have the option to tender certificates to the TOB for redemption at par at each reset date. As of December 31, 2008, the aggregate value of the underlying municipal bonds transferred to TOBs, the related liability for trust certificates and the range of interest rates during the period were as follows:

	Underlying Municipal Bonds Transferred to TOBs	Liability for Trust Certificates	Range of Interest Rates
AMT-Free Municipal Bond	$12,968,300	$7,000,000	0.78% - 7.96%
Ohio Municipal Bond	4,604,042	2,695,000	0.80% - 5.89%

Financial transactions executed through TOBs generally will underperform the market for fixed rate municipal bonds when interest rates rise, but tend to outperform the market for fixed rate bonds when interest rates decline or remain relatively stable. Should short-term interest rates rise, the Portfolios’ investment in TOBs may adversely affect the Portfolios’ investment income and dividends to shareholders. Also, fluctuations in the market value of municipal bonds deposited into the TOB may adversely affect the Portfolios’ net asset values per share.

Zero-Coupon Bonds: The Portfolios may invest in zero-coupon bonds, which are normally issued at a significant discount from face value and do not provide for periodic interest payments. Zero-coupon bonds may experience greater volatility in market value than similar maturity debt obligations which provide for regular interest payments.

Segregation and Collateralization: In cases in which the 1940 Act and the interpretive positions of the Securities and Exchange Commission (“SEC”) require that each Portfolio segregate assets in connection with certain investments (e.g., extended settlements), each Portfolio will, consistent with certain interpretive letters issued by the SEC, designate on their books and records cash or other liquid debt securities having a market value at least equal to the amount that would otherwise be required to be physically segregated.

Investment Transactions and Investment Income: Investment transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on investment transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend dates. Interest income is recognized on the accrual method. The Portfolios amortize all premiums and discounts on debt securities. Income, realized and unrealized gains and losses of the Portfolios are allocated daily to each class based on its relative net assets.

Dividends and Distributions to Shareholders: Dividends from net investment income are declared daily and paid monthly. Distributions of capital gains are recorded on the ex-dividend dates.

Income Taxes: It is the Portfolios’ policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of their taxable income to their shareholders. Therefore, no federal income tax provision is required.

The Portfolios file U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on each Portfolio’s U.S. federal tax returns remains open for the years ended September 30, 2005 through September 30, 2007. The statutes of limitations on each Portfolio’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Recent Accounting Pronouncement: In March 2008, Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities - an amendment of FASB Statement No. 133” (“FAS 161”), was issued. FAS 161 is intended to improve financial reporting for derivative instruments by requiring enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position. FAS 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. The impact on the Portfolios’ financial statement disclosures is currently being assessed.

Other: Expenses directly related to one of the Portfolios or classes are charged to that Portfolio or class. Other operating expenses shared by several funds are pro-rated among those funds on the basis of relative net assets or other appropriate methods. Other expenses of a Portfolio are allocated daily to each class based on its relative net assets.

52	SEMI-ANNUAL REPORT	DECEMBER 31, 2008

Notes to Financial Statements (Unaudited) (continued)

2. Investment Advisory Agreements and Other Transactions with Affiliates:

The Fund, on behalf of the Portfolios, entered into an Investment Advisory Agreement with BlackRock Advisors, LLC (the “Advisor”), an indirect, wholly owned subsidiary of BlackRock, Inc., to provide investment advisory services. Merrill Lynch & Co., Inc. (“Merrill Lynch”) and The PNC Financial Services Group, Inc. (“PNC”) are the largest stockholders of BlackRock, Inc. As of December 31, 2008, Merrill Lynch and PNC are affiliates of BlackRock, Inc.

The Advisor is responsible for the management of each Portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Portfolios. For such services, each Portfolio pays the Advisor a monthly fee based on the average daily value of the Portfolio’s net assets, at the following annual rates:

	AMT-Free Municipal Bond and Ohio Municipal Bond Portfolios	Delaware Municipal Bond and Kentucky Municipal Bond Portfolios
Average Daily Net Assets	Investment Advisory Fee	Investment Advisory Fee
First $1 Billion	0.500%	0.550%
$1 Billion – $2 Billion	0.450	0.500
$2 Billion – $3 Billion	0.425	0.475
Greater Than $3 Billion	0.400	0.450

The Advisor contractually agreed to waive or reimburse fees or expenses until February 1, 2010, in order to limit expenses. These expense limits apply to the aggregate expenses incurred on a share class (excluding; interest, taxes, brokerage commissions, expenses incurred as a result of investments in other funds and other expenses attributable to, and incurred as a result of, a Portfolio’s investments and other extraordinary expenses). This agreement is reviewed annually by the Board. The current expense limitations as a percentage of net assets are as follows:

	Share Classes
	BlackRock	Institutional	Service	Investor A	Investor B	Investor C
AMT-Free Municipal Bond	0.45%	0.60%	0.90%	1.07%	1.82%	1.82%
Ohio Municipal Bond	N/A	0.60%	0.90%	0.85%	1.82%	1.82%
Delaware Municipal Bond	N/A	0.70%	1.00%[1]	0.95%	1.65%	1.65%
Kentucky Municipal Bond	N/A	0.65%	1.00%	0.95%	1.60%	1.60%

1	There were no shares outstanding during the period July 1, 2008 to December 31, 2008.

The Advisor has agreed to waive its advisory fees by the amount of investment advisory fees each Portfolio pays to the Advisor indirectly through its investment in affiliated money market funds. For the period July 1, 2008 to December 31, 2008, the Portfolios paid these amounts, which are a component of the fees waived by the advisor in the accompanying Statements of Operations:

AMT-Free Municipal Bond	$7,886
Ohio Municipal Bond	10,302
Delaware Municipal Bond	678
Kentucky Municipal Bond	555

In addition, the Advisor has entered into a sub-advisory agreement with BlackRock Financial Management, Inc. (“BFM”), an affiliate of the Advisor, pursuant to which BFM serves as sub-advisor for all of the Portfolios. The Advisor pays the sub-advisor, for services it provides, a monthly fee that is a percentage of the investment advisory fees paid by the Portfolios to the Advisor.

PFPC Trust Company (“PTC”), an indirect, wholly owned subsidiary of PNC, serves as custodian for each Portfolio. For these services, the custodian receives a fee computed daily and payable monthly, based on a percentage of the average daily gross assets of each Portfolio.

The fee is paid at the following annual rates: 0.005% of the first $400 million, 0.004% of the next $1.6 billion, and 0.003% of average daily gross assets in excess of $2 billion; plus per transaction charges and other miscellaneous fees incurred on behalf of each Portfolio.

PNC Global Investment Servicing (U.S.) Inc. (“PNCGIS”), an indirect, wholly owned subsidiary of PNC, serves as transfer and dividend disbursing agent. Each class of each Portfolio bears the costs of transfer agent fees associated with such respective class. Transfer agency fees borne by each class of each Portfolio are comprised of those fees charged for all shareholder communications including mailing of shareholder reports, dividend and distribution notices, and proxy materials for shareholders meetings, as well as per account and per transaction fees related to servicing and maintenance of shareholder accounts, including the issuing, redeeming and transferring of shares of each class of each Portfolio, 12b-1 fee calculation, check writing, anti-money laundering services, and customer identification services.

Pursuant to written agreements, certain affiliates provide certain Portfolios with sub-accounting, recordkeeping, sub-transfer agency and other administrative services with respect to sub-accounts they service. For these services, affiliates receive an annual fee per shareholder account which will vary depending on the share class. For the period July 1, 2008 to December 31, 2008, the Portfolios incurred the following fees in return for these services, which are a component of the transfer agent fees in the accompanying Statements of Operations:

AMT-Free Municipal Bond	$1,386
Ohio Municipal Bond	2,138
Delaware Municipal Bond	1,256
Kentucky Municipal Bond	877

PNCGIS and the Advisor act as co-administrators for the Portfolios. For these services, the co-administrators receive a combined administration fee computed daily and payable monthly, based on a percentage of the average daily net assets of each Portfolio. The combined administration fee is paid at the following annual rates: 0.075% of the first $500

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Notes to Financial Statements (Unaudited) (continued)

million, 0.065% of the next $500 million and 0.055% of average of daily net assets in excess of $1 billion. In addition, each of the share classes, is charged an administration fee based on the following percentages of average daily net assets of each respective class: 0.025% of the first $500 million of each Portfolio, 0.015% of the next $500 million and 0.005% of average of daily net assets in excess of $1 billion. In addition, PNCGIS and the Advisor may have, at their discretion, voluntarily waived all or any portion of their administration fees for a Portfolio or a share class.

Effective October 1, 2008, the Fund, on behalf of the Portfolios, has entered into a Distribution Agreement and Distribution Plan with BlackRock Investments, Inc. (“BII”), which replaced BlackRock Distributors, Inc. (“BDI”) as the sole distributor of the Fund. The service and distribution fees did not change as a result of this transaction. BII and BDI are affiliates of BlackRock, Inc. Pursuant to the Distribution Plan in accordance with Rule 12b-1 under the 1940 Act, the Portfolios pay BII ongoing service and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the shares of each Portfolio as follows:

	Service Fee	Distribution Fee
Service	0.25%	—
Investor A	0.25%	—
Investor B	0.25%	0.75	%(1)
Investor C	0.25%	0.75%

(1)	AMT–Free Municipal Bond did not pay a portion of their respective distribution fees during the period.

For the period July 1, 2008 to December 31, 2008, the Portfolios paid to affiliates the following fees in return for distribution and sales support services:

AMT-Free Municipal Bond	$20,520
Ohio Municipal Bond	29,598
Delaware Municipal Bond	24,649
Kentucky Municipal Bond	31,776

Includes amounts paid to Hilliard Lyons, which was considered an affiliate for a portion of the period.

The Advisor maintains a call center, which is responsible for providing certain shareholder services to the Portfolios, such as responding to shareholder inquiries and processing transactions based upon instructions from shareholders with respect to the subscription and redemption of Portfolio shares. For the period July 1, 2008 to December 31, 2008, each Portfolio reimbursed the Advisor the following amounts for costs incurred in running the call center, which are a component of the transfer agent fees in the accompanying Statements of Operations.

	Share Classes
Call Center	BlackRock	Institutional	Service	Investor A	Investor B	Investor C	Total
AMT-Free Municipal Bond	$—	$900	$39	$290	$—	$—	$1,229
Ohio Municipal Bond	—	—	22	—	94	75	191
Delaware Municipal Bond	—	146	—	187	56	71	460

For the period July 1, 2008 to December 31, 2008, the following shows the various types of class specific expenses borne directly by each class of each Portfolio and any associated waivers or reimbursements of those expenses.

	Share Classes
Administration Fees	BlackRock	Institutional	Service	Investor A	Investor B	Investor C	Total
AMT-Free Municipal Bond	$1,417	$36,232	$211	$1,896	$289	$847	$40,892
Ohio Municipal Bond	—	10,607	260	984	459	799	13,109
Delaware Municipal Bond	—	4,371	—	1,267	457	833	6,928
Kentucky Municipal Bond	—	7,213	33	1,077	165	756	9,244

	Share Classes
Administration Fees Waived	BlackRock	Institutional	Service	Investor A	Investor B	Investor C	Total
AMT-Free Municipal Bond	$1,414	$—	$—	$—	$—	$—	$1,414
Ohio Municipal Bond	—	10,322	30	979	—	—	11,331
Delaware Municipal Bond	—	13	—	783	457	831	2,084
Kentucky Municipal Bond	—	—	—	10	154	756	920

			Share Classes
Service and Distribution Fees			Service	Investor A	Investor B	Investor C	Total
AMT-Free Municipal Bond			$2,139	$18,915	$2,893	$33,976	$57,923
Ohio Municipal Bond			2,614	9,860	18,274	32,113	62,861
Delaware Municipal Bond			—	12,587	18,227	33,120	63,934
Kentucky Municipal Bond			327	10,775	6,591	30,248	47,941

54	SEMI-ANNUAL REPORT	DECEMBER 31, 2008

Notes to Financial Statements (Unaudited) (continued)

	Share Classes
Transfer Agent Fees	BlackRock	Institutional	Service	Investor A	Investor B	Investor C	Total
AMT-Free Municipal Bond	$110	$6,205	$270	$3,408	$1,111	$1,155	$12,259
Ohio Municipal Bond	—	2,397	278	2,432	1,432	1,640	8,179
Delaware Municipal Bond	—	953	—	2,132	1,375	1,975	6,435
Kentucky Municipal Bond	—	1,283	40	990	48	1,165	3,526

				Share Classes
Transfer Agent Fees Waived				Investor A	Investor B	Investor C	Total
Delaware Municipal Bond				$9	$55	$70	$134

	Share Classes
Transfer Agent Fees Reimbursed	BlackRock	Institutional	Service	Investor A	Investor B	Investor C	Total
AMT-Free Municipal Bond	$101	$—	$—	$—	$—	$—	$101
Ohio Municipal Bond	—	1,902	3	2,355	—	—	4,260
Delaware Municipal Bond	—	—	—	57	1,277	1,744	3,078
Kentucky Municipal Bond	—	—	—	—	31	1,050	1,081

If within two years following a waiver or reimbursement, the operating expenses of a share class that previously received a waiver or reimbursement from the Advisor are less than the expense limit for that share class, the Advisor is entitled to be reimbursed by such share class up to the amount of fees waived or expenses reimbursed under the agreement if: (1) the Portfolio has more than $50 million in assets, (2) the Advisor or an affiliate continues to serve as the Portfolio’s investment advisor or administrator and (3) the Board has approved in advance the payments to the Advisor at the previous quarterly meeting.

At December 31, 2008, the amounts subject to possible future reimbursement under the expense limitation agreement are as follows:

	Expiring January 31,
	2009	2010	2011
AMT-Free Municipal Bond	$373,746	$302,674	$281,004
Ohio Municipal Bond	101,109	97,926	120,097
Delaware Municipal Bond	80,336	82,330	118,903
Kentucky Municipal Bond	88,982	163,064	151,763

For the period July 1, 2008 to December 31, 2008, affiliates earned underwriting discounts, direct commissions and dealer concessions on sales of the Portfolios’ Investor A shares as follows:

AMT-Free Municipal Bond	$41,724
Ohio Municipal Bond	8,864
Delaware Municipal Bond	5,338
Kentucky Municipal Bond	16,666

Includes amounts paid to Hilliard Lyons, which was considered an affiliate for a portion of the period.

For the period July 1, 2008 to December 31, 2008, affiliates received the following contingent deferred sales charges relating to transactions in Investor A, B and C Shares:

	Investor A	Investor B	Investor C
AMT-Free Municipal Bond	$—	$1,375	$3,296
Ohio Municipal Bond	1,213	3,377	—

	Investor A	Investor B	Investor C
Delaware Municipal Bond	—	2,958	578
Kentucky Municipal Bond	—	334	1,291

Includes amounts paid to Hilliard Lyons, which was considered an affiliate for a portion of the period.

The Portfolios may earn income on positive cash balances in demand deposit accounts that are maintained by PNCGIS on behalf of the Portfolios. The income earned for the period July 1, 2008 to December 31, 2008 was as follows which is included in interest from affiliates on the Statements of Operations:

AMT-Free Municipal Bond	$26
Ohio Municipal Bond	20
Delaware Municipal Bond	17
Kentucky Municipal Bond	6

The Portfolios may also receive earnings credits related to cash balances with PNCGIS which are shown on the Statements of Operations as fees paid indirectly.

Certain officers and/or trustees of the Fund are officers and/or trustees/directors of BlackRock, Inc. or its affiliates. The Portfolios reimburse the Advisor for compensation paid to the Fund’s Chief Compliance Officer.

3. Investments:

For the period July 1, 2008 to December 31, 2008, purchases and sales of investments, excluding short-term securities, were as follows:

	Purchases	Sales
AMT-Free Municipal Bond	$198,401,012	$164,045,863
Ohio Municipal Bond	20,352,881	24,427,835
Delaware Municipal Bond	984,500	5,647,165
Kentucky Municipal Bond	5,459,025	12,921,469

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Notes to Financial Statements (Unaudited) (continued)

4. Short-Term Borrowings:

The Portfolios, along with certain other funds managed by the Advisor and its affiliates, are a party to a $500,000,000 credit agreement with a group of lenders, which expired November 2008 and was renewed until November 2009. The Portfolios may borrow under the credit agreement to fund shareholder redemptions and for other lawful purposes other than for leverage. Each Portfolio may borrow up to the maximum amount allowable under the Portfolio’s current Prospectus and Statement of Additional Information, subject to various other legal, regulatory or contractual limits. The Portfolios paid their pro rata share of a 0.02% upfront fee on the aggregate commitment amount based on their net assets as of October 31, 2008. The Portfolios pay a commitment fee of 0.08% per annum based on each Portfolio’s pro rata share of the unused portion of the credit agreement, which is included in miscellaneous in the Statement of Operations. Amounts borrowed under the credit agreement bear interest at a rate equal to, the higher of the (a) federal funds effective rate and (b) reserve adjusted one month LIBOR, plus, in each case, the higher of (i) 1.50% and (ii) 50% of the CDX index (as defined in the credit agreement) in effect from time to time. The Portfolios did not borrow under the credit agreement during the period July 1, 2008 to December 31, 2008.

5. Capital Loss Carryforward:

As of June 30, 2008, the Portfolios had a capital loss carryforward available to offset future realized capital gains through the indicated expiration dates:

	Expiring June 30
	2009	2010	2011	2012	2013	2014	2015	2016	Total
AMT-Free Municipal Bond	$1,756,215	$—	$3,984,021	$6,841,418	$5,736,698	$554,154	$—	$1,481,751	$20,354,257
Ohio Municipal Bond	—	—	603,790	825,006	783,368	212,779	—	—	2,424,943
Delaware Municipal Bond	—	—	242,342	493,468	623,721	149,343	171,282	—	1,680,156
Kentucky Municipal Bond	1,556,368	129,603	2,443,468	—	—	—	—	—	4,129,439

6. Market, Credit and Concentration Risk:

In the normal course of business, the Portfolios invest in securities and enter into transactions where risks exist due to fluctuations in the market (market risk) or failure of the other party to a transaction to perform (credit risk). The value of securities held by the Portfolios may decline in response to certain events, including those directly involving the companies whose securities are owned by the Portfolios; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. Similar to credit risk, the Portfolios may be exposed to counterparty risk, or the risk that an entity with which the Portfolios have unsettled or open transactions may default. Financial assets, which potentially expose the Portfolios to credit and counterparty risks, consist principally of investments and cash due from counterparties. The extent of the Portfolios’ exposure to credit and counterparty risks in respect to these financial assets approximates their value as recorded in the Portfolios’ Statement of Assets and Liabilities.

Many municipalities insure repayment of their bonds, which reduces the risk of loss due to issuer default. The market value of these bonds may fluctuate for other reasons, including market perception of the value of such insurance, and there is no assurance that the insurer will meet its obligation.

Ohio Municipal Bond, Delaware Municipal Bond and Kentucky Municipal Bond

These Portfolios invest a substantial amount of its assets in issuers located in a single state or a limited number of states. Please see the Schedules of Investments for concentrations in specific states.

7. Capital Shares Transactions:

Transactions in shares for each period were as follows:

	Period July 1, 2008 to December 31, 2008		Period October 1, 2007 to June 30, 2008		Year Ended September 30, 2007
AMT-Free Municipal Bond	Shares	Amount	Shares	Amount	Shares	Amount
BlackRock
Shares sold	109,104	$1,106,404	568,737	$5,963,678	45,975	$503,181
Shares issued in reinvestment of dividends and distributions	28,033	280,228	78,696	831,268	227,706	2,470,313

Total issued	137,137	1,386,632	647,433	6,794,946	273,681	2,973,494
Shares redeemed	(58,892)	(580,150)	(1,812,388)	(19,026,316)	(4,610,295)	(49,451,186)

Net increase (decrease)	78,245	$806,482	(1,164,955)	$(12,231,370)	(4,336,614)	$(46,477,692)

56	SEMI-ANNUAL REPORT	DECEMBER 31, 2008

Notes to Financial Statements (Unaudited) (continued)

	Six Months Ended December 31, 2008		Year Ended September 30, 2008		Year Ended September 30, 2007
AMT-Free Municipal Bond (concluded)	Shares	Amount	Shares	Amount	Shares	Amount
Institutional
Shares sold	5,585,659	$55,138,583	6,808,269	$72,313,389	4,604,031	$49,810,701
Shares issued in reinvestment of dividends and distributions	27,299	272,047	28,400	299,675	19,238	207,933

Total issued	5,612,958	55,410,630	6,836,669	72,613,064	4,623,269	50,018,634
Shares redeemed	(4,553,922)	(44,624,837)	(4,717,305)	(49,931,363)	(3,477,243)	(37,578,917)

Net increase	1,059,036	$10,785,793	2,119,364	$22,681,701	1,146,026	$12,439,717

Service
Shares sold	534	$5,000	75,917	$806,328	1,932	$20,997
Shares issued in reinvestment of dividends and distributions	1,638	16,370	2,389	25,205	2,841	30,731

Total issued	2,172	21,370	78,306	831,533	4,773	51,728
Shares redeemed	(81,435)	(794,635)	(4,861)	(51,044)	(10,965)	(119,261)

Net increase (decrease)	(79,263)	$(773,265)	73,445	$780,489	(6,192)	$(67,533)

Investor A
Shares sold	1,255,238	$12,365,552	408,996	$4,311,781	280,701	$3,029,397
Shares issued in reinvestment of dividends and distributions	25,729	256,668	25,026	264,194	24,235	262,435

Total issued	1,280,967	12,622,220	434,022	4,575,975	304,936	3,291,832
Shares redeemed	(476,146)	(4,675,702)	(181,708)	(1,939,356)	(272,344)	(2,944,932)

Net increase	804,821	$7,946,518	252,314	$2,636,619	32,592	$346,900

Investor B
Shares sold	59,178	$596,063	12,111	$129,292	18,657	$203,405
Shares issued in reinvestment of dividends and distributions	3,622	36,221	6,151	64,973	7,514	81,287

Total issued	62,800	632,284	18,262	194,265	26,171	284,692
Shares redeemed	(63,518)	(639,289)	(78,264)	(828,490)	(119,240)	(1,295,711)

Net decrease	(718)	$(7,005)	(60,002)	$(634,225)	(93,069)	$(1,011,019)

Investor C
Shares sold	638,268	$6,349,418	178,088	$1,885,631	202,460	$2,183,612
Shares issued in reinvestment of dividends and distributions	9,976	99,270	9,475	100,060	7,193	77,705

Total issued	648,244	6,448,688	187,563	1,985,691	209,653	2,261,317
Shares redeemed	(166,638)	(1,631,414)	(70,604)	(752,539)	(87,888)	(952,069)

Net increase	481,606	$4,817,274	116,959	$1,233,152	121,765	$1,309,248

SEMI-ANNUAL REPORT	DECEMBER 31, 2008	57

Notes to Financial Statements (Unaudited) (continued)

	Period July 1, 2008 to December 31, 2008		Period October 1, 2007 to June 30, 2008		Year Ended September 30, 2007
Ohio Municipal Bond	Shares	Amount	Shares	Amount	Shares	Amount
Institutional
Shares sold	691,589	$6,689,239	1,300,873	$13,381,697	1,398,739	$14,523,325
Shares issued in reinvestment of dividends and distributions	12,643	123,113	16,259	166,515	16,913	175,920

Total issued	704,232	6,812,352	1,317,132	13,548,212	1,415,652	14,699,245
Shares redeemed	(689,070)	(6,664,639)	(994,451)	(10,215,418)	(1,498,549)	(15,560,902)

Net increase (decrease)	15,162	$147,713	322,681	$3,332,794	(82,897)	$(861,657)

Service
Shares sold	29,722	$292,491	81,340	$833,984	92,049	$951,173
Shares issued in reinvestment of dividends and distributions	4,178	40,821	6,222	63,784	4,327	44,963

Total issued	33,900	333,312	87,562	897,768	96,376	996,136
Shares redeemed	(97,191)	(951,174)	(21,825)	(222,764)	(32,387)	(339,094)

Net increase (decrease)	(63,291)	$(617,862)	65,737	$675,004	63,989	$657,042

Investor A
Shares sold	147,392	$1,436,054	207,342	$2,134,197	168,334	$1,756,393
Shares issued in reinvestment of dividends and distributions	13,156	128,272	18,349	187,993	20,610	214,329

Total issued	160,548	1,564,326	225,691	2,322,190	188,944	1,970,722
Shares redeemed	(136,419)	(1,326,525)	(120,018)	(1,231,100)	(236,359)	(2,462,121)

Net increase (decrease)	24,129	$237,801	105,673	$1,091,090	(47,415)	$(491,399)

Investor B
Shares sold	243	$2,280	2,794	$28,467	3,915	$40,796
Shares issued in reinvestment of dividends and distributions	3,634	35,468	7,233	74,191	10,022	104,315

Total issued	3,877	37,748	10,027	102,658	13,937	145,111
Shares redeemed	(92,219)	(898,808)	(95,101)	(975,057)	(188,767)	(1,971,921)

Net decrease	(88,342)	$(861,060)	(85,074)	$(872,399)	(174,830)	$(1,826,810)

Investor C
Shares sold	174,017	$1,685,492	125,849	$1,305,497	108,676	$1,132,791
Shares issued in reinvestment of dividends and distributions	6,877	66,960	10,063	103,196	13,328	138,859

Total issued	180,894	1,752,452	135,912	1,408,693	122,004	1,271,650
Shares redeemed	(37,529)	(359,008)	(111,522)	(1,152,810)	(286,040)	(2,981,689)

Net increase (decrease)	143,365	$1,393,444	24,390	$255,883	(164,036)	$(1,710,039)

58	SEMI-ANNUAL REPORT	DECEMBER 31, 2008

Notes to Financial Statements (Unaudited) (continued)

	Period July 1, 2008 to December 31, 2008		Period October 1, 2007 to June 30, 2008		Year Ended September 30, 2007
Delaware Municipal Bond	Shares	Amount	Shares	Amount	Shares	Amount
Institutional
Shares sold	375,929	$3,372,045	611,751	$5,919,069	453,119	$4,391,797
Shares issued in reinvestment of dividends and distributions	3,303	30,206	4,336	41,700	3,809	36,975

Total issued	379,232	3,402,251	616,087	5,960,769	456,928	4,428,772
Shares redeemed	(935,658)	(8,367,771)	(542,415)	(5,277,068)	(517,105)	(5,040,513)

Net increase (decrease)	(556,426)	$(4,965,520)	73,672	$683,701	(60,177)	$(611,741)

Investor A
Shares sold	74,673	$685,898	147,541	$1,425,670	110,196	$1,067,359
Shares issued in reinvestment of dividends and distributions	16,074	147,453	27,071	260,565	29,131	283,115

Total issued	90,747	833,351	174,612	1,686,235	139,327	1,350,474
Shares redeemed	(165,048)	(1,502,486)	(149,605)	(1,445,568)	(239,324)	(2,334,570)

Net increase (decrease)	(74,301)	$(669,135)	25,007	$240,667	(99,997)	$(984,096)

Investor B
Shares sold	4,194	$37,975	1,973	$19,307	—	$—
Shares issued in reinvestment of dividends and distributions	3,564	32,677	6,656	64,134	7,853	76,442

Total issued	7,758	70,652	8,629	83,441	7,853	76,442
Shares redeemed	(27,695)	(254,729)	(87,122)	(845,361)	(158,495)	(1,538,111)

Net decrease	(19,937)	$(184,077)	(78,493)	$(761,920)	(150,642)	$(1,461,669)

Investor C
Shares sold	51,052	$459,497	100,851	$975,392	67,051	$651,166
Shares issued in reinvestment of dividends and distributions	7,020	64,380	11,886	114,433	12,704	123,546

Total issued	58,072	523,877	112,737	1,089,825	79,755	774,712
Shares redeemed	(77,802)	(708,842)	(174,375)	(1,694,049)	(265,797)	(2,592,548)

Net decrease	(19,730)	$(184,965)	(61,638)	$(604,224)	(186,042)	$(1,817,836)

SEMI-ANNUAL REPORT	DECEMBER 31, 2008	59

Notes to Financial Statements (Unaudited) (continued)

	Period July 1, 2008 to December 31, 2008		Period October 1, 2007 to June 30, 2008		Year Ended September 30, 2007
Kentucky Municipal Bond	Shares	Amount	Shares	Amount	Shares	Amount
Institutional
Shares sold	530,499	$4,597,807	593,068	$5,477,953	5,241,943	$49,677,953
Shares issued in reinvestment of dividends and distributions	12,232	106,248	18,383	167,955	25,592	239,501

Total issued	542,731	4,704,055	611,451	5,645,908	5,267,535	49,917,454
Shares redeemed	(1,237,166)	(10,688,332)	(2,507,250)	(23,093,430)	(3,024,571)	(28,147,157)

Net increase (decrease)	(694,435)	$(5,984,277)	(1,895,799)	$(17,447,522)	2,242,964	$21,770,297

Service
Shares sold	—	$—	956	$8,723	4,117	$38,849
Shares issued in reinvestment of dividends and distributions	460	4,008	752	6,881	1,015	9,543

Total issued	460	4,008	1,708	15,604	5,132	48,392
Shares redeemed	(7,735)	(66,451)	(1,218)	(11,009)	(1,203)	(11,284)

Net increase (decrease)	(7,275)	$(62,443)	490	$4,595	3,929	$37,108

Investor A
Shares sold	101,310	$900,292	111,525	$1,022,616	1,556,137	$14,718,233
Shares issued in reinvestment of dividends and distributions	15,214	132,196	27,481	251,677	46,351	434,080

Total issued	116,524	1,032,488	139,006	1,274,293	1,602,488	15,152,313
Shares redeemed	(74,428)	(630,779)	(726,859)	(6,638,110)	(723,276)	(6,720,074)

Net increase (decrease)	42,096	$401,709	(587,853)	$(5,363,817)	879,212	$8,432,239

Investor B
Shares sold	—	$—	—	$139	3,939	$37,368
Shares issued in reinvestment of dividends and distributions	2,736	23,750	4,744	43,433	9,148	86,146

Total issued	2,736	23,750	4,744	43,572	13,087	123,514
Shares redeemed	(15,050)	(133,043)	(30,805)	(283,237)	(61,144)	(569,892)

Net decrease	(12,314)	$(109,293)	(26,061)	$(239,665)	(48,057)	$(446,378)

Investor C
Shares sold	48,918	$436,367	192,137	$1,774,497	1,103,806	$10,453,347
Shares issued in reinvestment of dividends and distributions	9,253	80,486	15,275	140,305	17,439	163,096

Total issued	58,171	516,853	207,412	1,914,802	1,121,245	10,616,443
Shares redeemed	(87,604)	(749,528)	(432,461)	(3,987,101)	(338,901)	(3,167,183)

Net increase (decrease)	(29,433)	$(232,675)	(225,049)	$(2,072,299)	782,344	$7,449,260

60	SEMI-ANNUAL REPORT	DECEMBER 31, 2008

Notes to Financial Statements (Unaudited) (concluded)

8. Restatement Information

Subsequent to the initial issuance of their September 30, 2006 financial statements, the Portfolios determined that the criteria for sale accounting in Statement of Financial Accounting Standards No. 140 had not been met for certain transfers of municipal bonds, and that these transfers should have been accounted for as secured borrowings rather than as sales. As a result, certain financial highlights for the year ended September 30, 2003 have been restated to give effect to recording the transfer of the municipal bonds as secured borrowings, including recording interest on the bonds as interest income and interest on the secured borrowings as interest expense.

Financial Highlights throughout each period:

	Ratio of Total Expenses to Average Net Assets (including interest expense and fees and excluding waivers)		Portfolio Turnover Rate
	Previously Reported	As Restated	Previously Reported	As Restated
AMT-Free Municipal Bond Portfolio
Institutional
9/30/03	0.83%	0.92%	76%	72%
Service
9/30/03	1.13%	1.22%	76%	72%
Investor A
9/30/03	1.30%	1.39%	76%	72%
Investor B
9/30/03	2.05%	2.14%	76%	72%
Investor C
9/30/03	2.05%	2.14%	76%	72%

Ohio Municipal Bond Portfolio
Institutional
9/30/03	0.83%	1.16%	18%	15%
Service
9/30/03	1.12%	1.45%	18%	15%
Investor A
9/30/03	1.31%	1.64%	18%	15%
Investor B
9/30/03	2.05%	2.38%	18%	15%
Investor C
9/30/03	2.05%	2.38%	18%	15%

Delaware Municipal Bond Portfolio
Institutional
9/30/03	0.90%	1.56%	34%	26%
Investor A
9/30/03	1.36%	2.02%	34%	26%
Investor B
9/30/03	2.09%	2.75%	34%	26%
Investor C
9/30/03	2.08%	2.74%	34%	26%

Kentucky Municipal Bond Portfolio
Institutional
9/30/03	0.88%	1.06%	37%	34%
Service
9/30/03	1.18%	1.36%	37%	34%
Investor A
9/30/03	1.35%	1.53%	37%	34%
Investor B
9/30/03	2.09%	2.27%	37%	34%
Investor C
9/30/03	2.10%	2.28%	37%	34%

9. Subsequent Event

On January 1, 2009, Bank of America Corporation announced that it had completed its acquisition of Merrill Lynch, one of the largest stockholders of BlackRock, Inc.

SEMI-ANNUAL REPORT	DECEMBER 31, 2008	61

Officers and Trustees

Robert M. Hernandez, Chairman of the Board, Member of the Audit Committee and Trustee

Fred G. Weiss, Vice Chairman of the Board, Chairman of the Audit Committee and Trustee

James H. Bodurtha, Trustee

Bruce R. Bond, Trustee

Donald W. Burton, Trustee

Richard S. Davis, Trustee

Stuart E. Eizenstat, Trustee

Laurence D. Fink, Trustee

Kenneth A. Froot, Trustee

Henry Gabbay, Trustee

John F. O’Brien, Trustee

Roberta Cooper Ramo, Trustee

Jean Margo Reid, Trustee

David H. Walsh, Trustee

Richard R. West, Member of the Audit Committee and Trustee

Donald C. Burke, Fund President and Chief Executive Officer

Anne F. Ackerley, Vice President

Neal J. Andrews, Chief Financial Officer

Jay M. Fife, Treasurer

Brian P. Kindelan, Chief Compliance Officer of the Fund

Howard B. Surloff, Secretary

Investment Advisor and Co-Administrator

BlackRock Advisors, LLC

Wilmington, DE 19809

Custodian

PFPC Trust Company

Philadelphia, PA 19153

Co-Administrator and Transfer Agent

PNC Global Investment Servicing (U.S.) Inc.

Wilmington, DE 19809

Distributor

BlackRock Investments, Inc.

New York, NY 10022

Legal Counsel

Willkie Farr & Gallagher LLP

New York, NY 10019

Independent Registered Public Accounting Firm

Deloitte & Touche LLP

Philadelphia, PA 19103

Address of the Portfolio

100 Bellevue Parkway

Wilmington, DE 19809

62	SEMI-ANNUAL REPORT	DECEMBER 31, 2008

Additional Information (Unaudited)

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

Availability of Additional Information

Electronic copies of most financial reports and prospectuses are available on the Fund’s website or shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual reports and prospectuses by enrolling in the Fund’s electronic delivery program.

To enroll:

Shareholders Who Hold Accounts with Investment Advisors, Banks or Brokerages:

Please contact your financial advisor. Please note that not all investment advisors, banks or brokerages may offer this service.

Shareholders Who Hold Accounts Directly With BlackRock

1)	Access the BlackRock website at

http://www.blackrock.com/edelivery

2)	Click on the applicable link and follow the steps to sign up

3)	Log into your account

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and it is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact the Fund at (800) 441-7762.

SEMI-ANNUAL REPORT	DECEMBER 31, 2008	63

Additional Information (concluded)

Availability of Additional Information (concluded)

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request by calling (800) 441-7762; (2) at, www.blackrock.com; (3) on the Securities and Exchange Commission’s (the “SEC”) at website http://www.sec.gov.

Availability of Proxy Voting Record

Information (if any) on how proxies relating to the Fund’s voting securities were voted by BlackRock during the most recent 12-month period ended June 30th is available, upon request and without charge on our website at www.blackrock.com, by calling (800) 441-7762 or on the SEC’s website at http://www.sec.gov.

Availability of Quarterly Portfolio Schedule

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. The Fund’s Forms N-Q may also be obtained upon request and without charge by calling (800) 441-7762.

Shareholder Privileges

Account Information

Call us at (800) 441-7762 from 8:00 AM to 6:00 PM EST to get information about your account balances, recent transactions and share prices. You can also reach us on the Web at www.blackrock.com/funds.

Automatic Investment Plans

Investor Class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock portfolios.

Systematic Withdrawal Plan

Investor Class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock portfolios, as long as their account is at least $10,000.

Retirement Plans

Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRA’s, SEP IRA’s and 403(b) Plans.

64	SEMI-ANNUAL REPORT	DECEMBER 31, 2008

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A World-Class Mutual Fund Family

BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed income and tax-exempt investing.

Equity Funds

BlackRock All-Cap Energy & Resources Portfolio	BlackRock Global Opportunities Portfolio	BlackRock Mid-Cap Value Equity Portfolio
BlackRock Asset Allocation Portfolio†	BlackRock Global SmallCap Fund	BlackRock Mid Cap Value Opportunities Fund
BlackRock Aurora Portfolio	BlackRock Health Sciences Opportunities Portfolio	BlackRock Natural Resources Trust
BlackRock Balanced Capital Fund†	BlackRock Healthcare Fund	BlackRock Pacific Fund
BlackRock Basic Value Fund	BlackRock Index Equity Portfolio*	BlackRock Science & Technology Opportunities Portfolio
BlackRock Capital Appreciation Portfolio	BlackRock International Fund
BlackRock Energy & Resources Portfolio	BlackRock International Diversification Fund	BlackRock Small Cap Core Equity Portfolio
BlackRock Equity Dividend Fund	BlackRock International Index Fund	BlackRock Small Cap Growth Equity Portfolio
BlackRock EuroFund	BlackRock International Opportunities Portfolio	BlackRock Small Cap Growth Fund II
BlackRock Focus Growth Fund	BlackRock International Value Fund	BlackRock Small Cap Index Fund
BlackRock Focus Value Fund	BlackRock Large Cap Core Fund	BlackRock Small Cap Value Equity Portfolio*
BlackRock Fundamental Growth Fund	BlackRock Large Cap Core Plus Fund	BlackRock Small/Mid-Cap Growth Portfolio
BlackRock Global Allocation Fund†	BlackRock Large Cap Growth Fund	BlackRock S&P 500 Index Fund
BlackRock Global Dynamic Equity Fund	BlackRock Large Cap Value Fund	BlackRock U.S. Opportunities Portfolio
BlackRock Global Emerging Markets Fund	BlackRock Latin America Fund	BlackRock Utilities and Telecommunications Fund
BlackRock Global Financial Services Fund	BlackRock Mid-Cap Growth Equity Portfolio	BlackRock Value Opportunities Fund
BlackRock Global Growth Fund

Fixed Income Funds

BlackRock Emerging Market Debt Portfolio	BlackRock Inflation Protected Bond Portfolio	BlackRock Short-Term Bond Fund
BlackRock Enhanced Income Portfolio	BlackRock Intermediate Bond Portfolio II	BlackRock Strategic Income Portfolio
BlackRock GNMA Portfolio	BlackRock Intermediate Government Bond Portfolio	BlackRock Total Return Fund
BlackRock Government Income Portfolio		BlackRock Total Return Portfolio II
BlackRock High Income Fund	BlackRock International Bond Portfolio	BlackRock World Income Fund
BlackRock High Yield Bond Portfolio	BlackRock Long Duration Bond Portfolio
BlackRock Income Portfolio	BlackRock Low Duration Bond Portfolio
BlackRock Income Builder Portfolio	BlackRock Managed Income Portfolio

Municipal Bond Funds

BlackRock AMT-Free Municipal Bond Portfolio	BlackRock Intermediate Municipal Fund	BlackRock New York Municipal Bond Fund
BlackRock California Insured Municipal Bond Fund	BlackRock Kentucky Municipal Bond Portfolio	BlackRock Ohio Municipal Bond Portfolio
BlackRock Delaware Municipal Bond Portfolio	BlackRock Municipal Insured Fund	BlackRock Pennsylvania Municipal Bond Fund
BlackRock Florida Municipal Bond Fund	BlackRock National Municipal Fund	BlackRock Short-Term Municipal Fund
BlackRock High Yield Municipal Fund	BlackRock New Jersey Municipal Bond Fund

Target Risk & Target Date Funds

BlackRock Prepared Portfolios	BlackRock Lifecycle Prepared Portfolios
Conservative Prepared Portfolio	Prepared Portfolio 2010	Prepared Portfolio 2030
Moderate Prepared Portfolio	Prepared Portfolio 2015	Prepared Portfolio 2035
Growth Prepared Portfolio	Prepared Portfolio 2020	Prepared Portfolio 2040
Aggressive Growth Prepared Portfolio	Prepared Portfolio 2025	Prepared Portfolio 2045
Prepared Portfolio 2050

*	See the prospectus for information on specific limitations on investments in the fund.

†	Mixed asset fund.

BlackRock mutual funds are distributed by BlackRock Investments, Inc. You should consider the investment objectives, risks, charges and expenses of the funds under consideration carefully before investing. Each fund’s prospectus contains this and other information and is available at www.blackrock.com or by calling (800) 882-0052 or from your financial advisor. The prospectus should be read carefully before investing.

SEMI-ANNUAL REPORT	DECEMBER 31, 2008	67

This report is transmitted to shareholders only. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of a Portfolio unless accompanied or preceded by that Portfolio’s current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

MUNI-12/08-SAR

Item 2	–	Code of Ethics – Not Applicable to this semi-annual report

Item 3	–	Audit Committee Financial Expert – Not Applicable to this semi-annual report

Item 4	–	Principal Accountant Fees and Services – Not Applicable to this semi-annual report

Item 5	–	Audit Committee of Listed Registrants – Not Applicable

Item 6	–	Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7	–	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable

Item 8	–	Portfolio Managers of Closed-End Management Investment Companies – Not Applicable

Item 9	–	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable

Item 10	–	Submission of Matters to a Vote of Security Holders – The registrant’s Nominating and Governance Committee will consider nominees to the board of directors recommended by shareholders when a vacancy becomes available. Shareholders who wish to recommend a nominee should send nominations that include biographical information and set forth the qualifications of the proposed nominee to the registrant’s Secretary. There have been no material changes to these procedures.

Item 11	–	Controls and Procedures

11(a)	–	The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15(d)-15(b) under the Securities Exchange Act of 1934, as amended.

11(b)	–	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12	–	Exhibits attached hereto

12(a)(1)	–	Code of Ethics – Not Applicable to this semi-annual report

12(a)(2)	–	Certifications – Attached hereto

12(a)(3)	–	Not Applicable

12(b)	–	Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Funds II

By:	/s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer of BlackRock Funds II

Date: February 23, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer (principal executive officer) of BlackRock Funds II

Date: February 23, 2009

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of BlackRock Funds II

Date: February 23, 2009